UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-06569

Exact name of registrant as specified in charter:	Ivy Funds

Address of principal executive offices:	610 Market Street
Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq.
610 Market Street
Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	June 30

Date of reporting period:	June 30, 2022

Item 1. Reports to Stockholders

Annual report

Delaware Ivy Accumulative Fund

June 30, 2022

Carefully consider the Fund's investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund's prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM Public Investments traces its roots to 1929 and partners with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Ivy Accumulative Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2022, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2022 Macquarie Management Holdings, Inc.

Portfolio management review
Delaware Ivy Accumulative Fund	June 30, 2022 (Unaudited)

Performance preview (for the year ended June 30, 2022)

Delaware Ivy Accumulative Fund (Class I shares)	1-year return	-47.24%
Delaware Ivy Accumulative Fund (Class A shares)	1-year return	-47.36%
Russell 3000® Growth Index (benchmark)	1-year return	-19.78%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Ivy Accumulative Fund, please see the table on page 5.

Class I shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class I shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. The performance of both Class I shares and Class A shares reflects the reinvestment of all distributions.

Please see page 7 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Investment objective

The Fund seeks to provide capital growth and appreciation.

On September 13, 2021, the Board of Trustees (Board) of the Ivy Funds approved the appointment of Alex Ely of Delaware Management Company (DMC) as the new Fund portfolio manager. In connection with this change, the Board approved applicable revisions to the Fund’s investment strategies. All changes took effect on or about November 15, 2021.

Market review

The fiscal year ended June 30, 2022, posed significant challenges for growth investors. While many people have resumed near-normal activity with the worst of COVID-19 – lockdowns, quarantines, and tragic headlines – behind them, the US economy and equity markets continue the struggle to emerge from the pandemic.

The rapid economic recovery in 2021, largely due to the introduction of COVID-19 vaccines that permitted most activity to resume, gave rise to several bottlenecks that persisted throughout the fiscal year. Significant price increases and tight supply in housing, labor

●	Inflationary pressures, initially considered “transitory,” turned out to be longer lasting.
●	It was a difficult period for small growth stocks, which hurt Fund performance.
●	We continue to believe in investing in disruptive firms as they tend to be leaders and create long-term wealth.

1

Portfolio management review
Delaware Ivy Accumulative Fund

shortages, and a severe disruption to the supply chain were all unforeseen consequences of the recovery. When the fiscal year began, prices for many goods and services – including commodities, energy, and food – began to rise. At the time, US Federal Reserve Chair Jerome Powell acknowledged the inflationary pressure but declared it “transitory.” A year later, it is clear inflation is stickier than previously hoped and has led to an economic slowdown that many investors fear may result in recession.

To slow inflation and reduce liquidity, the Fed responded by aggressively raising rates and reducing the assets on its balance sheet. So far, however, higher rates have acted mainly to dampen the equity markets. During periods of high inflation, investors’ visibility gets cloudy. As uncertainty grows and liquidity shrinks, investors and corporations alike are less willing to invest, creating a strong headwind for the markets.

That said, there is good news, too. We are at full employment – the US unemployment rate was 3.6% in June – and wages are up, dramatic improvements since the pandemic shuttered the economy in early 2020. Today’s labor market is tight because many people who were laid off in the early days of COVID-19 found other ways to make a living and are not motivated to return to their former jobs. That resulted in a supply-demand imbalance that is only now beginning to ease and lift some of the pressure for higher wages. While we think it is unlikely that wages will come down, there is reason to think they will not continue their present climb.

There are other signs that inflation’s grip may be loosening. The housing market appears to be easing. Housing prices rose sharply in 2020 when many people fled large cities for smaller cities and the suburbs, creating a bottleneck in housing supply. Now, many people are canceling deals to buy new homes, largely due to higher mortgage rates. Similarly, demand for commodities exceeded supply in 2020, creating another bottleneck that pushed prices to all-time highs. In the past few weeks, however, corn has come down 20%, wheat is down 30%, lumber 60%, copper 20%, and oil 15%.

Another reason we believe the present situation may not be as dire as some predict is that unlike in the recession of 2008-2009, both consumers and banks have their houses in order. Household debt levels are at a 35-year low. Consumers have more cash on hand than they do debt for the first time in 40 years. As for banks, the rigorous stress-testing that was imposed in the wake of the previous recession, combined with improved consumer health, has put them on solid ground as well.

Within the Fund

For the fiscal year ended June 30, 2022, Delaware Ivy Accumulative Fund underperformed its benchmark, the Russell 3000 Growth Index. The Fund’s Class I shares declined 47.24%. The Fund's Class A shares fell 47.36% at net asset value and 50.38% at maximum offering price. These figures reflect all distributions reinvested. During the same period, the Fund’s benchmark declined 19.78%. For complete, annualized performance of Delaware Ivy Accumulative Fund, please see the table on page 5.

Following is a discussion about performance during the period from November 15, 2021 (when the firm’s current portfolio management team began serving as the investment manager for the Fund) to June 30, 2022.

As mentioned above, 2022 has been difficult for growth investors. Since the beginning of the economic recovery that began in the latter

2

half of 2020 and accelerated in 2021 with the introduction of COVID-19 vaccines, we have seen the largest shift from growth to value stocks in more than 20 years. Not since the 1999-2000 recession has value outperformed as dramatically. Initially, value companies did better during the economic reopening simply because they had been most beaten down during the shutdown. More recently, the advent of inflation and ensuing loss of visibility resulted in a dramatic compression of valuations in the equity markets. Given that growth companies typically have higher valuations, value companies fared better during the period.

The Fund’s market-cap profile also proved disadvantageous during the period. Since the economic recovery began, small companies have significantly underperformed larger companies. While the Russell 3000 Growth Index has an average market cap of $800 million, the Fund’s average is about $200 million. Large companies did begin to show some signs of weakness in the final months of the period. Since larger companies tend to have more international exposure than smaller companies, performance was dampened as international markets declined. In Europe, the war in Ukraine put a severe squeeze on energy supplies. In Asia, China’s zero-COVID policy continues to wreak havoc with markets and the supply chain. Despite its problems, the US economy is stronger than its overseas counterparts, diminishing the advantage that domestic large companies would normally provide, in our opinion.

On a more granular level, the sectors that detracted most significantly from Fund performance were information technology (IT), healthcare, and industrials. There was considerable pressure on valuations in the IT sector, especially among smaller cap names. Although the Fund was underweight IT relative to the index, which helped somewhat, the Fund’s positions in several large technology companies, including Apple Inc. and Microsoft Corp., were significantly underweight, which detracted. That said, the index has outsized positions in these companies that the Fund would likely never match. Stocks in the consumer sector declined as investors worried about a potential slowdown in consumer purchasing.

Although healthcare was one of the better performing sectors within the benchmark, our healthcare stocks detracted. We view healthcare as counter-cyclical. No matter how concerned you are about your finances, you are not likely to wait to treat a heart attack. Healthcare is a domestic investment, largely immune to the problems currently affecting Asian and European markets. There is also pent-up demand for elective procedures that were put off because of the pandemic. We think it will not be long before people return to doctors and hospitals to have a knee or hip replaced, or cataracts removed. For these reasons, overweighting healthcare was the most significant change that we made to the portfolio when we assumed management late in 2021. There were no sectors that contributed in absolute terms during the measurement period.

Similarly, there were no individual stocks that had positive returns during the mid-November to June period, although several did outperform the benchmark. These included Ulta Beauty Inc., Live Nation Entertainment Inc., and Inspire Medical Systems Inc. Both Ulta and Live Nation owe their relative strength to the reopening of the US economy. As shopping has resumed, and masks have come off, there has been a renewed focus on cosmetics. Similarly, Live Nation, which operates ticket sales for live entertainment events, has benefited from the

3

Portfolio management review
Delaware Ivy Accumulative Fund

reopening of theaters, sporting events, and other venues. Inspire is a medical technology company with an innovative implant to treat sleep apnea, a potentially serious medical problem with a large addressable market.

The largest detractors in the IT sector during the November to June period were Trade Desk Inc., Bill.com Holdings Inc., and EPAM Systems Inc. Trade Desk and Bill.com are software-as-a-service (SaaS) companies that performed well during the period, both meeting estimates and maintaining guidance. We think the decline in these companies’ share prices was based primarily on investors’ recession concerns. Trade Desk provides a media-buying platform while Bill.com provides back-office services including accounts payable and receivable. We think that even in a recession, since SaaS companies provide their services on a subscription basis, both firms will hold up better than most and that investors’ concerns are overdone.

EPAM is a software and technology consulting firm that has operations in Ukraine. Although it has managed through the war quite well, the stock has suffered from the Russian invasion. We exited our position in the period.

While this has unquestionably been a trying time for the Fund and our investment approach, we remain believers in what we do: investing in disruption. We believe that over the long term, you always want to own the disrupters. They are the leaders of the day and create wealth in the long run. As before, we believe that mobile banking and digital payments should grow over time. In our view, remote working is here to stay, even as some people return to the office. We also think SaaS providers, who provide better and less-expensive solutions, are here to stay. Even in healthcare, where people will resume in-person doctor and hospital visits, telehealth has established a role that we think should grow over time. In our opinion, these are the areas that create wealth and drive equity markets over the long term.

4

Performance summary
Delaware Ivy Accumulative Fund	June 30, 2022 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through June 30, 2022
	1 year	5 year	10 year	Lifetime
Class A (Est. October 9, 1940)
Excluding sales charge	-47.36%	+2.29%	+7.54%	+9.74%
Including sales charge	-50.38%	+1.08%	+6.91%	+9.66%
Class C (Est. October 6, 1999)
Excluding sales charge	-47.80%	+1.32%	+6.71%	+5.03%
Including sales charge	-48.23%	+1.32%	+6.71%	+5.03%
Class I (Est. July 11, 1995)
Excluding sales charge	-47.24%	+2.50%	+7.78%	+7.62%
Including sales charge	-47.24%	+2.50%	+7.78%	+7.62%
Class R6 (Est. February 26, 2018)
Excluding sales charge	-47.22%	—	—	+0.79%
Including sales charge	-47.22%	—	—	+0.79%
Russell 3000 Growth Index	-19.78%	+13.63%	+14.41%	+9.20%*

*	The benchmark lifetime return is for Class I share comparison only and is calculated using the last business day in the month of the Fund’s Class I inception date.
[1]	Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 6. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 5.75%, and have an annual 12b-1 fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied. Prior to October 1, 2020, the maximum front-end sales charge imposed on purchases for Class A shares was 5.75%. From October 1, 2020 until June 30, 2021, the maximum front-end sales charge imposed on purchases was 3.50%; effective July 1, 2021, the maximum front-end sales charge for Class A shares reverted to 5.75%.

Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00% if

5

Performance summary
Delaware Ivy Accumulative Fund

redeemed during the first 12 months. They are also subject to an annual 12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that CDSCs did not apply or that the investment was not redeemed.

Class I shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class I shares pay no distribution and service (12b-1) fee.

Effective July 1, 2021, Class N shares were renamed Class R6 shares. Class R6 shares are available only to certain investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries. Class R6 shares pay no 12b-1 fee.

Investments in small and/or medium-sized companies typically exhibit greater risk and higher volatility than larger, more established companies.

The disruptions caused by natural disasters, pandemics, or similar events could prevent the Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective and the value of the Fund’s investments.

[2]	The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. The expense ratios below may differ from the expense ratios in the “Financial highlights” since they are based on different time periods and the expense ratios in the prospectus include acquired fund fees and expenses, if any. See Note 2 in “Notes to financial statements” for additional details. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Class I	Class R6
Total annual operating expenses
(without fee waivers)	1.04%	2.04%	0.88%	0.74%
Net expenses (including fee
waivers, if any)	1.04%	1.99%	0.87%	0.74%
Type of waiver	n/a	Contractual	Contractual	n/a

6

Performance of a $10,000 investment1
For period beginning June 30, 2012 through June 30, 2022

	Starting value	Ending value
Russell 3000 Growth Index	$10,000	$38,438
Delaware Ivy Accumulative Fund — Class I shares	$10,000	$21,151
Delaware Ivy Accumulative Fund — Class A shares	$9,425	$19,501

[1]	The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class I and Class A shares of the Fund on June 30, 2012, and includes the effect of a 5.75% front-end sales charge (for Class A shares) and the reinvestment of all distributions. Prior to October 1, 2020, the maximum front-end sales charge imposed on purchases for Class A shares was 5.75%. From October 1, 2020 until June 30, 2021, the maximum front-end sales charge imposed on purchases was 3.50%; effective July 1, 2021, the maximum front-end sales charge for Class A shares reverted to 5.75%. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 6. Please note additional details on pages 5 through 8.

The graph also assumes $10,000 invested in the Russell 3000 Growth Index as of June 30, 2012. The Russell 3000 Growth Index measures the performance of the broad growth segment of the US equity universe. It includes those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

7

Performance summary
Delaware Ivy Accumulative Fund

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	IATAX	46600G879
Class C	IATCX	46600G853
Class I	IATIX	46600G838
Class R6	IATNX	46600G820

8

Disclosure of Fund expenses
For the six-month period from January 1, 2022 to June 30, 2022 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2022 to June 30, 2022.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

9

Disclosure of Fund expenses
For the six-month period from January 1, 2022 to June 30, 2022 (Unaudited)

Delaware Ivy Accumulative Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	1/1/22	6/30/22	Expense Ratio	1/1/22 to 6/30/22*
Actual Fund return†
Class A	$1,000.00	$518.10	1.09%	$4.10
Class C	1,000.00	516.40	1.99%	7.48
Class I	1,000.00	518.90	0.87%	3.28
Class R6	1,000.00	518.60	0.76%	2.86
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.39	1.09%	$5.46
Class C	1,000.00	1,014.93	1.99%	9.94
Class I	1,000.00	1,020.48	0.87%	4.36
Class R6	1,000.00	1,021.03	0.76%	3.81

*	“Expenses Paid During Period” are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of any Underlying Funds.

10

Security type / sector allocation and top 10
equity holdings
Delaware Ivy Accumulative Fund	As of June 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stocks ◆	99.73%
Communication Services	3.55%
Consumer Discretionary*	26.05%
Healthcare*	28.42%
Industrials	5.32%
Information Technology*	36.39%
Short-Term Investments	0.21%
Securities Lending Collateral	2.11%
Total Value of Securities	102.05%
Obligation to Return Securities Lending Collateral	(2.11%)
Receivables and Other Assets Net of Liabilities	0.06%
Total Net Assets	100.00%

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
*	To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s prospectus and Statement of Additional Information, the Consumer Discretionary, Healthcare, and Information Technology sectors (as disclosed herein for financial reporting purposes) are subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Consumer Discretionary sector consisted of Auto Manufacturers, Engineering & Construction, Internet, Leisure Time, and Retail. As of June 30, 2022, such amounts, as a percentage of total net assets were 3.70%, 3.44%, 4.63%, 3.80%, and 10.48%, respectively. The Healthcare sector consisted of Commercial Services, Healthcare Products, Internet, and Pharmaceuticals. As of June 30, 2022, such amounts, as a percentage of total net assets were 5.63%, 14.13%, 1.91%, and 6.75%, respectively. The Information Technology sector consisted of Advertising, Commercial Services, Internet, Semiconductors, Software, and Telecommunications. As of June 30, 2022, such amounts, as a percentage of total net assets were 3.48%, 2.23%, 1.34%, 6.01%, 19.49%, and 3.84%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the Consumer Discretionary, Healthcare, and Information Technology sector for financial reporting purposes may exceed 25%.

11

Security type / sector allocation and top 10 equity holdings
Delaware Ivy Accumulative Fund

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Inspire Medical Systems	5.79%
Progyny	5.63%
Microsoft	4.90%
Pacira BioSciences	4.69%
Inari Medical	4.63%
ServiceNow	4.11%
Ulta Beauty	4.03%
Arista Networks	3.84%
YETI Holdings	3.80%
Tesla	3.69%

12

Schedule of investments
Delaware Ivy Accumulative Fund	June 30, 2022

	Number of
	shares	Value (US $)
Common Stocks – 99.73% ⧫
Communication Services – 3.55%
Alphabet Class A †	8,226	$17,926,593
Live Nation Entertainment †	147,580	12,187,156
		30,113,749
Consumer Discretionary – 26.05%
Amazon.com †	178,200	18,926,622
Chewy Class A *, †	586,591	20,366,440
Chipotle Mexican Grill †	23,585	30,831,727
Lululemon Athletica †	87,810	23,937,884
Tesla †	46,522	31,328,845
TopBuild †	174,400	29,152,704
Ulta Beauty †	88,565	34,140,036
YETI Holdings †	744,585	32,218,193
		220,902,451
Healthcare – 28.42%
Align Technology †	43,380	10,266,745
Dexcom †	233,988	17,439,126
Exact Sciences *, †	537,215	21,160,899
Figs Class A *, †	1,780,059	16,216,337
Inari Medical †	577,356	39,254,434
Inspire Medical Systems †	268,900	49,119,963
Pacira BioSciences *, †	682,160	39,769,928
Progyny †	1,644,450	47,771,273
		240,998,705
Industrials – 5.32%
SiteOne Landscape Supply †	220,490	26,209,646
Trex †	346,990	18,883,196
		45,092,842
Information Technology – 36.39%
Advanced Micro Devices †	222,283	16,997,981
Arista Networks †	347,648	32,588,524
Bill.com Holdings †	282,791	31,090,043
Cloudflare Class A †	198,362	8,678,338
Datadog Class A †	237,829	22,650,834
HubSpot *, †	48,295	14,519,892
Marvell Technology	393,096	17,111,469
Microsoft	161,686	41,525,815
NVIDIA	111,175	16,853,018
Palo Alto Networks †	22,993	11,357,162
ServiceNow †	73,225	34,819,952

13

Schedule of investments
Delaware Ivy Accumulative Fund

	Number of
	shares	Value (US $)
Common Stocks⧫ (continued)
Information Technology (continued)
Shift4 Payments Class A *, †	571,467	$18,892,699
Snowflake Class A †	86,639	12,048,019
Trade Desk Class A *, †	704,391	29,506,939
		308,640,685
Total Common Stocks (cost $1,185,975,091)		845,748,432

Short-Term Investments – 0.21%
Money Market Mutual Fund – 0.21%
State Street Institutional US Government Money Market
Fund – Premier Class (seven-day effective yield
1.43%)	1,749,190	1,749,190
Total Short-Term Investments (cost $1,749,190)		1,749,190
Total Value of Securities Before
Securities Lending Collateral–99.94%
(cost $1,187,724,281)		847,497,622

Securities Lending Collateral** – 2.11%
Money Market Mutual Fund – 2.11%
Dreyfus Institutional Preference Government Money
Market Fund - Institutional Shares (seven-day
effective yield 1.47%)	17,894,147	17,894,147
Total Securities Lending Collateral (cost $17,894,147)		17,894,147
Total Value of Securities–102.05%
(cost $1,205,618,428)		$865,391,769	■

⧫	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.
*	Fully or partially on loan.
**	See Note 9 in “Notes to financial statements” for additional information on securities lending collateral.
■	Includes $58,898,288 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $44,656,420.

See accompanying notes, which are an integral part of the financial statements.

14

Statement of assets and liabilities
Delaware Ivy Accumulative Fund	June 30, 2022

Assets:
Investments, at value*,†	$847,497,622
Short-term investments held as collateral for loaned securities, at value=	17,894,147
Receivable for securities sold	6,693,185
Receivable for fund shares sold	1,451,810
Prepaid expenses	17,665
Securities lending income receivable	8,421
Foreign tax reclaims receivable	6,556
Dividends receivable	4,447
Other assets	81,642
Total Assets	873,655,495
Liabilities:
Due to custodian	1,400,842
Obligation to return securities lending collateral	17,894,147
Payable for fund shares redeemed	3,929,201
Payable for securities purchased	866,051
Investment management fees payable to affiliates	550,515
Distribution fees payable to affiliates	544,888
Other accrued expenses	400,442
Accounting and administration expenses payable to affiliates	33,972
Total Liabilities	25,620,058
Total Net Assets	$848,035,437

Net Assets Consist of:
Paid-in capital	$951,179,322
Total distributable earnings (loss)	(103,143,885)
Total Net Assets	$848,035,437

15

Statement of assets and liabilities
Delaware Ivy Accumulative Fund

Net Asset Value
Class A:
Net assets	$688,123,988
Shares of beneficial interest outstanding, unlimited authorization, no par	98,025,880
Net asset value per share	$7.02
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales
charge)	$7.45
Class C:
Net assets	$2,077,482
Shares of beneficial interest outstanding, unlimited authorization, no par	389,343
Net asset value per share	$5.34
Class I:
Net assets	$157,718,774
Shares of beneficial interest outstanding, unlimited authorization, no par	22,117,231
Net asset value per share	$7.13
Class R6:
Net assets	$115,193
Shares of beneficial interest outstanding, unlimited authorization, no par	16,236
Net asset value per share	$7.09

____________________ *Investments, at cost	$1,187,724,281
†Including securities on loan	58,898,288
=Short-term investments held as collateral for loaned securities, at cost	17,894,147

See accompanying notes, which are an integral part of the financial statements.

16

Statement of operations
Delaware Ivy Accumulative Fund	Year ended June 30, 2022

Investment Income:
Dividends	$2,581,162
Securities lending income	145,368
2,726,530

Expenses:
Investment advisory fees	11,125,020
Distribution expenses — Class A	3,264,057
Distribution expenses — Class B	571
Distribution expenses — Class C	38,640
Dividend disbursing and transfer agent fees and expenses	1,241,289
Reports and statements to shareholders servicing expenses	502,826
Accounting and administration expenses	269,795
Registration fees	155,004
Trustees’ fees and expenses	149,775
Custodian fees	37,956
Audit and tax fees	31,695
Legal fees	8,128
Other	30,300
16,855,056
Less expenses waived	(6,785)
Less waived distribution
expenses — Class C	(3,007)
Less waived shareholder servicing expenses	(55,631)
Total operating expenses	16,789,633
Net Investment Income (Loss)	(14,063,103)

17

Statement of operations
Delaware Ivy Accumulative Fund

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$393,181,461
Foreign currencies	8,265
Net realized gain (loss)	393,189,726

Net change in unrealized appreciation (depreciation) on:
Investments	(1,213,362,490)
Foreign currencies	(862)
Net change in unrealized appreciation (depreciation)	(1,213,363,352)
Net Realized and Unrealized Gain (Loss)	(820,173,626)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(834,236,729)

See accompanying notes, which are an integral part of the financial statements.

18

Statements of changes in net assets
Delaware Ivy Accumulative Fund

	Year ended
	6/30/22	6/30/21
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(14,063,103)	$(9,541,151)
Net realized gain (loss)	393,189,726	210,555,231
Net change in unrealized appreciation (depreciation)	(1,213,363,352)	450,804,961
Net increase (decrease) in net assets resulting from
operations	(834,236,729)	651,819,041

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(198,758,302)	(74,107,226)
Class B	—	(23,736)
Class C	(714,287)	(253,773)
Class I	(49,090,256)	(18,621,721)
Class R6[1]	(28,920)	(32,721)
	(248,591,765)	(93,039,177)

Capital Share Transactions:
Proceeds from shares sold:
Class A	23,635,881	53,023,245
Class B2	—	9,062
Class C	696,609	1,440,784
Class I	82,535,919	97,160,611
Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	196,056,620	69,816,991
Class B2	—	23,585
Class C	714,239	253,192
Class I	48,916,734	18,233,739
Class R6[1]	28,920	14,799
	352,584,922	239,976,008

19

Statements of changes in net assets
Delaware Ivy Accumulative Fund

	Year ended
	6/30/22	6/30/21
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(237,279,910)	$(174,950,447)
Class B2	(168,514)	(427,648)
Class C	(1,317,994)	(1,274,110)
Class I	(174,763,478)	(108,115,128)
Class R6[1]	(18,434)	(437,637)
	(413,548,330)	(285,204,970)
Decrease in net assets derived from capital share
transactions	(60,963,408)	(45,228,962)
Net Increase (Decrease) in Net Assets	(1,143,791,902)	513,550,902
Net Assets:
Beginning of year	1,991,827,339	1,478,276,437
End of year	$848,035,437	$1,991,827,339

[1]	Effective July 1, 2021, Class N shares were renamed Class R6 shares.
[2]	On December 10, 2021, all Class B shares were converted into Class A shares. These transactions are included as subscriptions of Class A shares and redemptions of Class B shares in the table above.

See accompanying notes, which are an integral part of the financial statements.

20

Financial highlights
Delaware Ivy Accumulative Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Amount is less than $0.005 per share.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

22

Year ended
6/30/22	6/30/21		6/30/20		6/30/19	6/30/18
$15.44	$11.18		$10.57		$10.47	$10.09

(0.11)	(0.08)		(0.05)		— [2]	0.05
(6.28)	5.07		1.54		1.25	1.08
(6.39)	4.99		1.49		1.25	1.13

(0.10)	—		—		(0.05)	(0.05)
(1.93)	(0.73)		(0.88)		(1.10)	(0.70)
(2.03)	(0.73)		(0.88)		(1.15)	(0.75)

$7.02	$15.44		$11.18		$10.57	$10.47

(47.36% )	45.48%		15.01%		13.86%	11.66% [4]

$688,124	$1,578	[5]	$1,185	[5]	$1,141 [5]	$1,119 [5]
1.06%	1.04%		1.10%		1.11%	1.10%
1.06%	1.04%		1.10%		1.11%	1.11%
(0.89% )	(0.56%	)	(0.50%	)	0.02%	0.43%
(0.89% )	(0.56%	)	(0.50%	)	0.02%	0.42%
116%	40%		85%		123%	79%

23

Financial highlights
Delaware Ivy Accumulative Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect.
[3]	Net assets reported in millions.
[4]	Expense ratios do not include expenses of any Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

24

Year ended
6/30/22	6/30/21		6/30/20		6/30/19		6/30/18
$12.28	$9.07		$8.81		$8.90		$8.70

(0.18)	(0.17)		(0.12)		(0.08)		(0.05)
(4.79)	4.07		1.26		1.04		0.92
(4.97)	3.90		1.14		0.96		0.87

(0.04)	—		—		—		—
(1.93)	(0.69)		(0.88)		(1.05)		(0.67)
(1.97)	(0.69)		(0.88)		(1.05)		(0.67)

$5.34	$12.28		$9.07		$8.81		$8.90

(47.80% )	43.94%		13.99%		12.88%		10.45%

$2,077	$5	[3]	$3	[3]	$3	[3]	$3	[3]
1.99%	2.03%		2.06%		2.07%		2.07%
2.08%	2.04%		2.14%		2.15%		2.08%
(1.83% )	(1.53%	)	(1.46%	)	(0.97%	)	(0.56%	)
(1.92% )	(1.54%	)	(1.54%	)	(1.05%	)	(0.57%	)
116%	40%		85%		123%		79%

25

Financial highlights
Delaware Ivy Accumulative Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[3]	Net assets reported in millions.
[4]	Expense ratios do not include expenses of any Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

26

Year ended
6/30/22	6/30/21		6/30/20		6/30/19	6/30/18
$15.63	$11.31		$10.65		$10.55	$10.16

(0.09)	(0.05)		(0.03)		0.03	0.07
(6.36)	5.11		1.57		1.25	1.08
(6.45)	5.06		1.54		1.28	1.15

(0.12)	—		—		(0.08)	(0.07)
(1.93)	(0.74)		(0.88)		(1.10)	(0.69)
(2.05)	(0.74)		(0.88)		(1.18)	(0.76)

$7.13	$15.63		$11.31		$10.65	$10.55

(47.24% )	45.60%		15.38%		14.07%	11.91%

$157,719	$409	[3]	$289	[3]	$261 [3]	$240 [3]
0.87%	0.87%		0.87%		0.87%	0.87%
0.89%	0.88%		0.91%		0.91%	0.92%
(0.70% )	(0.39%	)	(0.28%	)	0.25%	0.65%
(0.72% )	(0.40%	)	(0.32%	)	0.21%	0.60%
116%	40%		85%		123%	79%

27

Financial highlights
Delaware Ivy Accumulative Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of net investment income (loss) to average net assets
Portfolio turnover

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Net assets reported in millions.
[5]	Rounds to less than $500 thousands.
[6]	Expense ratios do not include expenses of any Underlying Funds in which the Fund invests.
[7]	Portfolio turnover is representative of the Fund for the entire period.

See accompanying notes, which are an integral part of the financial statements.

28

				2/26/18[1]
Year ended				to
6/30/22	6/30/21	6/30/20	6/30/19	6/30/18
$15.56	$11.24	$10.59	$10.48	$10.29

(0.07)	(0.05)	(0.02)	0.04	0.03
(6.34)	5.11	1.55	1.25	0.16
(6.41)	5.06	1.53	1.29	0.19

(0.13)	—	—	(0.08)	—
(1.93)	(0.74)	(0.88)	(1.10)	—
(2.06)	(0.74)	(0.88)	(1.18)	—

$7.09	$15.56	$11.24	$10.59	$10.48

(47.22% )	45.97%	15.38%	14.31%	1.85%

$115	$— [4,5]	$1 [4]	$— [4,5]	$—	[4,5]
0.74%	0.74%	0.75%	0.75%	0.74%
(0.57% )	(0.33% )	(0.18% )	0.40%	0.90%
116%	40%	85%	123%	79%	[7]

29

Notes to financial statements
Delaware Ivy Accumulative Fund	June 30, 2022

Ivy Funds (Trust) is organized as a Delaware statutory trust and offers 45 series. These financial statements and the related notes pertain to Delaware Ivy Accumulative Fund (formerly, Ivy Accumulative Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act). The Fund offers Class A, Class C, Class I, and Class R6 shares. Effective December 10, 2021, all remaining shares of Class B were converted to Class A shares. Class A shares are subject to an initial sales charge. If you are investing $1 million or more, either as a lump sum or through one of the sales charge reduction features described in the prospectus, you may be eligible to buy Class A shares without a sales charge. However, if Delaware Distributors, L.P. (DDLP) or a predecessor distributor paid your financial intermediary a commission on your purchase that received a net asset value (NAV) breakpoint of Class A shares, for shares of the Fund purchased prior to July 1, 2021, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year after your purchase; or if DDLP paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares that received an NAV breakpoint, for shares purchased on or after July 1, 2021 that are subject to a contingent deferred sales charge (CDSC), you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Class I and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published NAV. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the

30

possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the year ended June 30, 2022, and for all open tax years (years ended June 30, 2019–June 30, 2021), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in "Other" on the “Statement of operations.” During the year ended June 30, 2022, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and

31

Notes to financial statements
Delaware Ivy Accumulative Fund

1. Significant Accounting Policies (continued)

expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such fund on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Fund invests are recorded on the ex-dividend date. The Fund declares and pays dividends from net investment income and dividends semiannually. The Fund declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the "Statement of operations" under "Custodian fees" with the corresponding expenses offset included under "Less expenses paid indirectly." There were no such earnings credits for the year ended June 30, 2022.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion.

DMC may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (together, the "Affiliated Sub-Advisors"), to execute Fund equity security trades on its behalf. DMC may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

Through April 30, 2021, fees paid to the Independent Trustees could be paid in cash or deferred to a later date, at the election of the Trustees according to the Deferred Fee Agreement entered into between the Trust and the Trustee(s). The Fund recorded its portion of the deferred fees as a liability on the "Statement of assets and liabilities." All fees paid in cash plus any appreciation

32

(depreciation) in the underlying deferred plan are shown on the "Statement of operations." Additionally, fees paid to the Chief Compliance Officer of the Fund are shown on the "Statement of operations."

Prior to January 18, 2022, the Fund had an Accounting and Administrative Services Agreement with Waddell & Reed Services Company (WRSCO), doing business as WI Services Company (WISC). Under the agreement, WISC acted as the agent in providing bookkeeping and accounting services and assistance to the Fund, including maintenance of Fund records, pricing of Fund shares and preparation of certain shareholder reports. For these services, the Fund paid WISC a monthly fee of one-twelfth of the annual fee based on the average net asset levels shown in the following table:

(M - Millions)	Annual Fee Rate
$0 to $10M	$0
$10 to $25M	11,496
$25 to $50M	23,100
$50 to $100M	35,496
$100 to $200M	48,396
$200 to $350M	63,204
$350 to $550M	82,500
$550 to $750M	96,300
$750 to $1,000M	121,596
Over $1,000M	148,500

In addition, for each class of shares in excess of one, the Fund paid WISC a monthly administrative fee at the annual rate of 0.01%, or one basis point, for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion. This fee was voluntarily waived by WISC until the Fund’s net assets were at least $10 million and is included in “Accounting and administration expenses” on the "Statement of Operations."

Effective January 18, 2022, Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” From January 18, 2022 to June 30, 2022, the Fund was charged $167,085 for these services.

Effective June 27, 2022, DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC's fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion.

33

Notes to financial statements
Delaware Ivy Accumulative Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the "Statement of operations" under "Dividend disbursing and transfer agent fees and expenses." There were no such fees for the period from June 27, 2022 through June 30, 2022.

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis. There were no fees for the period from June 27, 2022 through June 30, 2022.

Under the Shareholder Servicing Agreement between the Trust and WISC (that was in effect until June 27, 2022), with respect to Class A and Class C shares, for each shareholder account that was in existence at any time during the prior month, the Fund paid a monthly fee that ranges from $1.5042 to $1.6958 per account; however, WISC had agreed to reduce that fee if the number of total shareholder accounts within the Complex (InvestEd Portfolios and Ivy Funds) reached certain levels. For Class I shares, the Fund paid a monthly fee equal to one-twelfth of 0.15 of 1% of the average daily net assets of the class for the preceding month. For Class R6 shares, the Fund paid WISC a monthly fee equal to one-twelfth of 0.01 of 1% of the average daily net assets of the class for the preceding month. The Fund also reimbursed WISC for certain out-of-pocket costs for all classes.

For certain networked accounts (that is, those accounts whose Fund shares are purchased through certain financial intermediaries), WISC had agreed to reduce its per account fees charged to the Funds to $0.50 per month per shareholder account. Additional fees may have been paid by the Funds to those intermediaries. The Fund would reimburse WISC for such costs if the annual rate of the third-party per account charged for a Fund were less than or equal to $12.00 per account or an annual fee of 0.14 of 1% that is based on average daily net assets.

Certain broker-dealers that maintain shareholder accounts with each Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise have been provided by WISC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. Each Fund could pay such broker-dealers a per account fee for each open account within the omnibus account (up to $18.00 per account), or a fixed rate fee (up to an annual fee of 0.20 of 1% that is based on average daily net assets), based on the average daily NAV of the omnibus account (or a combination thereof).

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service (12b-1) fee of 0.25% and 1.00% of the average daily net assets of the Class A and Class C shares, respectively. The fees are calculated daily and paid monthly. Class I shares and Class R6 shares do not pay 12b-1 fees.

From October 29, 2021 through October 28, 2022, DMC and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes,

34

brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class C shares at 1.99%; and Class I Shares at 0.87%. Prior to October 28, 2022, the expense limitation may not be terminated without the consent of the Board.

Prior to October 29, 2021, DMC, DDLP and/or WRSCO, doing business as WISC, the Fund’s transfer agent, had contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would excluded interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class C shares at 2.03%; and Class I shares at 0.87%.

Through October 31, 2021, the Fund’s distributor and/or WISC had contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class R6 shares did not exceed the total annual ordinary operating expenses of the Class I shares, as calculated at the end of each month.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the year ended June 30, 2022, the Fund was charged $2,945 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the year ended June 30, 2022, DDLP earned $237,400 for commissions on sales of the Fund’s Class A shares. For the year ended June 30, 2022, DDLP received gross CDSC commissions of $375 and $223 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

Cross trades for the year ended June 30, 2022, were executed by the Fund pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews a report related to the Fund's compliance with the procedures adopted by the Board. Pursuant to these procedures, for the year ended

35

Notes to financial statements
Delaware Ivy Accumulative Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

June 30, 2022, the Funds engaged in Rule 17a-7 securities purchases of $440,127,916. The Fund did not engage in Rule 17a-7 securities sales for the year ended June 30, 2022.

3. Investments

For the year ended June 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$1,872,492,262
Sales	(2,195,388,052)

The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments, but approximates the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:

Cost of investments	$1,236,751,280
Aggregate unrealized appreciation of investments	$61,795,704
Aggregate unrealized depreciation of investments	(433,155,215)
Net unrealized depreciation of investments	$(371,359,511)

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2	–

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap

36

contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2022:

Level 1
Securities
Assets:
Common Stocks	$845,748,432
Short-Term Investments	1,749,190
Securities Lending Collateral	17,894,147
Total Value of Securities	$865,391,769

During the year ended June 30, 2022, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund's net assets. During the year ended June 30, 2022, there were no Level 3 investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended June 30, 2022 and 2021 were as follows:

	Year ended
	6/30/22	6/30/21
Ordinary income	$94,491,340	$30,790,062
Long-term capital gains	154,100,425	62,249,115
Total	$248,591,765	$93,039,177

37

Notes to financial statements
Delaware Ivy Accumulative Fund

5. Components of Net Assets on a Tax Basis

As of June 30, 2022, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$951,179,322
Undistributed long-term capital gains	275,017,479
Qualified late year loss deferrals	(6,478,465)
Deferred directors fees	(323,388)
Unrealized appreciation (depreciation) of
investments and foreign currencies	(371,359,511)
Net assets	$848,035,437

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and treatment of passive foreign investment companies (PFICs).

Qualified late year losses represent ordinary losses realized from January 1, 2022 through June 30, 2022 and capital losses realized from November 1, 2021 through June 30, 2022, that in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to net operating losses and earnings and profits distributed to shareholders on the redemption of shares. Results of operations and net assets were not affected by these reclassifications. For the year ended June 30, 2022, the Fund recorded the following reclassifications:

Paid-in capital	$33,387,386
Total distributable
earnings (loss)	(33,387,386)

6. Capital Shares

Transactions in capital shares were as follows:

	Year ended
	6/30/22	6/30/21
Shares sold:
Class A	1,846,064	3,833,532
Class B1	—	931
Class C	80,912	130,033
Class I	7,284,189	7,033,488

38

	Year ended
	6/30/22	6/30/21
Shares issued upon reinvestment of dividends and distributions:
Class A	15,174,661	5,137,380
Class B1	—	2,253
Class C	72,365	23,293
Class I	3,731,254	1,326,125
Class R6[2]	2,219	1,071
	28,191,664	17,488,106

Shares redeemed:
Class A	(21,198,449)	(12,713,766)
Class B1	(14,035)	(40,454)
Class C	(149,836)	(114,821)
Class I	(15,056,991)	(7,793,858)
Class R6[2]	(1,090)	(30,649)
	(36,420,401)	(20,693,548)
Net decrease	(8,228,737)	(3,205,442)

[1]	On December 10, 2021, all Class B shares were converted into Class A shares. These transactions are included as subscriptions of Class A shares and redemptions of Class B shares in the table above.
[2]	Effective July 1, 2021, Class N shares were renamed Class R6 shares.

Certain shareholders may exchange shares of one class for shares of another class in the same fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the year ended June 30, 2022, the Fund had the following exchange transactions:

	Exchange Redemptions				Exchange Subscriptions
	Class A	Class B	Class C	Class I	Class A	Class I
	Shares	Shares	Shares	Shares	Shares	Shares	Value
Year ended
6/30/22	138,381	8,101	9,619	16,344	28,119	138,570	$2,103,820

7. Line of Credit

On November 1, 2021, the Fund was added (by way of amendment) as an additional participant to a $355,000,000 revolving line of credit (Agreement). The Agreement also includes certain other funds in the Delaware Funds (Participants) and is intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the amendment to the Agreement, the Participants are charged an annual commitment fee of 0.15%, with the addition of an upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The

39

Notes to financial statements
Delaware Ivy Accumulative Fund

7. Line of Credit (continued)

Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 31, 2022.

The Fund had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.

8. Interfund Lending Program

Pursuant to an exemptive order issued by the SEC (Order), the Ivy Funds and Ivy Variable Insurance Portfolios (collectively, the Funds only for purposes of this Note 8) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (Interfund Lending Program). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each, an Interfund Loan), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. This program was in existence in the past but has now been terminated. The Funds made no Interfund Loans under the Interfund Lending Program during the year ended June 30, 2022.

9. Securities Lending

The Fund, along with other funds in Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by the fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each

40

separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund's cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2022:

	Overnight
Securities Lending	and	Under	Between	Over
Transactions	continuous	30 days	30 & 90 days	90 Days	Total
Money Market
Mutual Fund	$17,894,147	$—	$—	$—	$17,894,147

At June 30, 2022, the value of securities on loan was $58,898,288, for which the Fund received non-cash collateral of $44,656,420. At June 30, 2022, the value of invested collateral was $17,894,147. Investments purchased with cash collateral are presented on the “Schedule of investments” under the caption “Securities Lending Collateral.”

41

Notes to financial statements
Delaware Ivy Accumulative Fund

10. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Fund’s performance.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of June 30, 2022, there were no Rule 144A securities held by the Fund.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2022, that would require recognition or disclosure in the Fund's financial statements.

42

Report of independent
registered public accounting firm

To the Board of Trustees of Ivy Funds and Shareholders of Delaware Ivy Accumulative Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Delaware Ivy Accumulative Fund (one of the funds constituting Ivy Funds, referred to hereafter as the “Fund”) as of June 30, 2022, the related statement of operations for the year ended June 30, 2022, the statements of changes in net assets for each of the two years in the period ended June 30, 2022, including the related notes, and the financial highlights for each of the two years in the period ended June 30, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2022 and the financial highlights for each of the two years in the period ended June 30, 2022 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended June 30, 2020 and the financial highlights for each of the periods ended on or prior to June 30, 2020 (not presented herein, other than the financial highlights) were audited by other auditors, whose report dated August 14, 2020, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2022 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
August 23, 2022

We have served as the auditor of one or more investment companies in Delaware Funds by Macquarie® since 2010.

43

Other Fund information (Unaudited)
Delaware Ivy Accumulative Fund

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated a member of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Fund in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments if, immediately after the acquisition, the Fund would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Fund’s liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Fund primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 17-19, 2022, the Program Administrator provided the required written annual report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2021 through March 31, 2022. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Fund’s liquidity needs. The Fund’s HLIM is set at an appropriate level and the Fund complied with its HLIM at all times during the reporting period.

44

Tax Information

The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the year ended June 30, 2022, the Fund reports distributions paid during the year as follows:

(A) Long-Term Capital Gains Distributions (Tax Basis)	61.99%
(B) Ordinary Income Distributions (Tax Basis)	38.01%
Total Distributions (Tax Basis)	100.00%
(C) Qualifying Dividends[1]	2.77%
____________________

(A) and (B) are based on a percentage of the Fund's total distributions.
(C) is based on the Fund’s ordinary income distributions.
[1]	Qualified dividends represent dividends which qualify for the corporate dividends received deduction.
*	For the fiscal year ended June 30, 2022, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%. The percentage of dividends paid by the Fund from ordinary income reported as qualified income is 3.14%. Complete information will be computed and reported in conjunction with your 2022 Form 1099-DIV.

The fund utilized $47,505,924 of earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.

45

Board of trustees and officers addendum
Delaware Funds by Macquarie®

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Other
			Number of	Principal	Directorships
Name,	Position(s)		Funds in Fund	Occupation(s)	Held by Trustee
Address,	Held with	Length of Time	Complex Overseen	During the	During the
and Birth Date	the Trust	Served	by Trustee	Past Five Years	Past Five Years
Interested Trustee

Shawn K. Lytle[1]	President,	President and	135	Macquarie Asset	None
100 Independence	Chief Executive	Chief Executive		Management[2]
610 Market Street	Officer,	Officer		(2015–Present)
Philadelphia, PA	and Trustee	since August 2015		-Global Head of
19106-2354				Macquarie Asset
February 1970		Trustee since		Management
		September 2015		(2019–Present)
-Head of Americas of
Macquarie Group
(2017–Present)
-Deputy Global Head of
Macquarie Asset
Management
(2017–2019)
-Head of Macquarie
Asset Management
Americas (2015–2017)

46

Other
			Number of	Principal	Directorships
Name,	Position(s)		Funds in Fund	Occupation(s)	Held by Trustee
Address,	Held with	Length of Time	Complex Overseen	During the	During the
and Birth Date	the Trust	Served	by Trustee	Past Five Years	Past Five Years
Independent Trustees

Jerome D.	Trustee	Since January 2019	135	Stonebrook Capital	None
Abernathy[3]				Management, LLC
100 Independence				(financial
610 Market Street				technology: macro
Philadelphia, PA				factors and databases)
19106-2354				-Managing Member
July 1959				(1993-Present)

Thomas L. Bennett[3]	Chair and Trustee	Trustee since March	135	Private Investor	None
100 Independence		2005		(2004–Present)
610 Market Street
Philadelphia, PA		Chair since March
19106-2354		2015
October 1947

Ann D. Borowiec[3]	Trustee	Since March 2015	135	J.P. Morgan Chase & Co.	Banco Santander International
100 Independence				(1987-2013)	(2016–2019)
610 Market Street				-Chief Executive Officer,	Santander Bank, N.A.
Philadelphia, PA				Private Wealth	(2016-2019)
19106-2354				Management
November 1958				(2011–2013)

47

Board of trustees and officers addendum
Delaware Funds by Macquarie®

Other
			Number of	Principal	Directorships
Name,	Position(s)		Funds in Fund	Occupation(s)	Held by Trustee
Address,	Held with	Length of Time	Complex Overseen	During the	During the
and Birth Date	the Trust	Served	by Trustee	Past Five Years	Past Five Years

Joseph W. Chow[3]	Trustee	Since January 2013	135	Private Investor	None
100 Independence				(2011–Present)
610 Market Street
Philadelphia, PA
19106-2354
January 1953

H. Jeffrey Dobbs	Trustee	Since April 2019	135	KPMG LLP	TechAccel LLC
100 Independence				(2010-2015)	(2015–Present)
610 Market Street				-Global Sector Chairman,	PatientsVoices, Inc.
Philadelphia, PA				Industrial Manufacturing	(2018–Present)
19106-2354				(2010-2015)	Valparaiso University Board
May 1955					(2012-Present)
Ivy Funds Complex (2019-2021)

48

Other
			Number of	Principal	Directorships
Name,	Position(s)		Funds in Fund	Occupation(s)	Held by Trustee
Address,	Held with	Length of Time	Complex Overseen	During the	During the
and Birth Date	the Trust	Served	by Trustee	Past Five Years	Past Five Years

John A. Fry[3]	Trustee	Since January 2001	135	Drexel University	Federal Reserve
100 Independence				-President	Bank of Philadelphia
610 Market Street				(August 2010–Present)	(2020–Present)
Philadelphia, PA					FS Credit Real Estate Income
19106-2354					Trust, Inc. (2018–Present)
May 1960					vTv Therapeutics Inc.
(2017–Present)
Community Health Systems
(2004–Present)
Drexel Morgan & Co.
(2015–2019)

49

Board of trustees and officers addendum
Delaware Funds by Macquarie®

Other
			Number of	Principal	Directorships
Name,	Position(s)		Funds in Fund	Occupation(s)	Held by Trustee
Address,	Held with	Length of Time	Complex Overseen	During the	During the
and Birth Date	the Trust	Served	by Trustee	Past Five Years	Past Five Years

Joseph Harroz, Jr.	Trustee	Since November 1998	135	University of Oklahoma	OU Medicine, Inc.
100 Independence				-President	(2020–Present)
610 Market Street				(2020–Present)	Big 12 Athletic Conference
Philadelphia, PA				-Interim President	(2019-Present)
19106-2354				(2019–2020)	Valliance Bank
January 1967				-Vice President and	(2007–Present)
				Dean, College of Law	Ivy Funds
				(2010–2019)	(1998-2021)
Brookhaven Investments
LLC (commercial
enterprises)
-Managing Member
(2019–Present)
St. Clair, LLC
(commercial enterprises)
-Managing Member
(2019–Present)

50

Other
			Number of	Principal	Directorships
Name,	Position(s)		Funds in Fund	Occupation(s)	Held by Trustee
Address,	Held with	Length of Time	Complex Overseen	During the	During the
and Birth Date	the Trust	Served	by Trustee	Past Five Years	Past Five Years

Sandra A.J.	Trustee	Since April 2019	135	Children’s Mercy	Brixmor Property Group Inc.
Lawrence				Hospitals and Clinics	(2021-Present)
100 Independence				(2005–2019)	Sera Prognostics Inc.
610 Market Street				-Chief Administrative	(biotechnology) (2021-Present)
Philadelphia, PA				Officer	Recology (resource recovery)
19106-2354				(2016–2019)	(2021-Present)
September 1957					Evergy, Inc., Kansas City Power
& Light Company, KCP&L
Greater Missouri Operations
Company, Westar Energy, Inc.
and Kansas Gas and Electric
Company (related utility
companies) (2018-Present)
National Association of Corporate
Directors (2017-Present)
Ivy Funds Complex (2019-2021)
American Shared Hospital
Services (medical device)
(2017-2021)
Ivy NextShares (2019)
Westar Energy (utility)
(2004-2018)

51

Board of trustees and officers addendum
Delaware Funds by Macquarie®

Other
			Number of	Principal	Directorships
Name,	Position(s)		Funds in Fund	Occupation(s)	Held by Trustee
Address,	Held with	Length of Time	Complex Overseen	During the	During the
and Birth Date	the Trust	Served	by Trustee	Past Five Years	Past Five Years

Frances A.	Trustee	Since September	135	Banco Itaú International	Florida Chapter of National
Sevilla-Sacasa[3]		2011		-Chief Executive Officer	Association of Corporate
100 Independence				(2012–2016)	Directors (2021-Present)
610 Market Street					Callon Petroleum Company
Philadelphia, PA					(2019-Present)
19106-2354					Camden Property Trust
January 1956					(2011-Present)
New Senior Investment
Group Inc. (2021)
Carrizo Oil & Gas, Inc.
(2018-2019)

Thomas K.	Trustee	Since January 2013	135	PNC Financial Services	HSBC USA Inc.
Whitford[3]				Group (1983–2013)	(2014–Present)
100 Independence				-Vice Chairman	HSBC North America
610 Market Street				(2009-2013)	Holdings Inc.
Philadelphia, PA					(2013–Present)
19106-2354					HSBC Finance Corporation
March 1956					(2013–2018)

52

Other
			Number of	Principal	Directorships
Name,	Position(s)		Funds in Fund	Occupation(s)	Held by Trustee
Address,	Held with	Length of Time	Complex Overseen	During the	During the
and Birth Date	the Trust	Served	by Trustee	Past Five Years	Past Five Years

Christianna Wood[3]	Trustee	Since January 2019	135	Gore Creek	The Merger Fund
100 Independence				Capital, Ltd.	(2013–2021),
610 Market Street				-Chief Executive Officer	The Merger Fund VL
Philadelphia, PA				and President	(2013–2021),
19106-2354				(2009–Present)	WCM Alternatives: Event-Driven
August 1959					Fund (2013–2021),
and WCM Alternatives: Credit
Event Fund (2017–2021)
Grange Insurance
(2013–Present)
H&R Block Corporation
(2008–Present)

53

Board of trustees and officers addendum
Delaware Funds by Macquarie®

Other
			Number of	Principal	Directorships
Name,	Position(s)		Funds in Fund	Occupation(s)	Held by Trustee
Address,	Held with	Length of Time	Complex Overseen	During the	During the
and Birth Date	the Trust	Served	by Trustee	Past Five Years	Past Five Years

Janet L. Yeomans[3]	Trustee	Since April 1999	135	3M Company	Okabena Company
100 Independence				(1995-2012)	(2009–2017)
610 Market Street				-Vice President and
Philadelphia, PA				Treasurer (2006–2012)
19106-2354
July 1948

Officers

David F. Connor	Senior Vice President,	Senior Vice President,	135	David F. Connor has	None[4]
100 Independence	General Counsel, and	since May 2013;		served in various
610 Market Street	Secretary	General Counsel		capacities at different
Philadelphia, PA		since May 2015;		times at Macquarie Asset
19106-2354		Secretary since		Management.
December 1963		October 2005

Daniel V. Geatens	Senior Vice President	Senior Vice President	135	Daniel V. Geatens has	None[4]
100 Independence	and Treasurer	and Treasurer since		served in various
610 Market Street		October 2007		capacities at different
Philadelphia, PA				times at Macquarie Asset
19106-2354				Management.
October 1972

54

Other
			Number of	Principal	Directorships
Name,	Position(s)		Funds in Fund	Occupation(s)	Held by Trustee
Address,	Held with	Length of Time	Complex Overseen	During the	During the
and Birth Date	the Trust	Served	by Trustee	Past Five Years	Past Five Years

Richard Salus	Senior Vice President	Senior Vice President	135	Richard Salus has	None
100 Independence	and Chief Financial	and Chief Financial		served in various
610 Market Street	Officer	Officer since		capacities at different
Philadelphia, PA		November 2006		times at Macquarie Asset
19106-2354				Management.
October 1963

[1]	Shawn K. Lytle is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor. Mr. Lytle was appointed as Trustee of the Trust effective April 30, 2021.
[2]	Macquarie Asset Management is the marketing name for Macquarie Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.
[3]	Messrs. Abernathy, Bennett, Chow, Fry, Whitford, and Mss. Borowiec, Sevilla-Sacasa, Wood, Yeomans were appointed as Trustees of the Trust effective April 30, 2021.
[4]	David F. Connor and Daniel V. Geatens serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant. Mr. Geatens also serves as the Chief Financial Officer of the Optimum Fund Trust and he is the Chief Financial Officer and Treasurer for Macquarie Global Infrastructure Total Return Fund Inc.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

55

About the organization

Board of trustees
Shawn K. Lytle
President and
Chief Executive Officer
Delaware Funds by
Macquarie®

Jerome D. Abernathy
Managing Member
Stonebrook Capital
Management, LLC

Thomas L. Bennett
Chairman of the Board
Delaware Funds
by Macquarie
Private Investor

Ann D. Borowiec
Former Chief Executive
Officer
Private Wealth Management
J.P. Morgan Chase & Co.

Joseph W. Chow
Private Investor

H. Jeffrey Dobbs
Former Global Sector
Chairman
Industrial Manufacturing,
KPMG, LLP

John A. Fry President Drexel University Joseph Harroz, Jr. President University of Oklahoma Sandra A.J. Lawrence Former Chief Administrative Officer Children's Mercy Hospitals and Clinics	Frances A.
Sevilla-Sacasa
Former Chief Executive
Officer
Banco Itaú International

Thomas K. Whitford
Former Vice Chairman
PNC Financial Services
Group

Christianna Wood
Chief Executive Officer
and President
Gore Creek Capital, Ltd.

Janet L. Yeomans
Former Vice President and
Treasurer
3M Company

Affiliated officers
David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie	Daniel V. Geatens Senior Vice President and Treasurer Delaware Funds by Macquarie	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie

This annual report is for the information of Delaware Ivy Accumulative Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

56

Annual report

Delaware Ivy Wilshire Global Allocation Fund

June 30, 2022

Carefully consider the Fund's investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund's prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM Public Investments traces its roots to 1929 and partners with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Ivy Wilshire Global Allocation Fund at delawarefunds.com/literature.

Manage your account online
●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2022, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2022 Macquarie Management Holdings, Inc.

Portfolio management review
Delaware Ivy Wilshire Global Allocation Fund	June 30, 2022 (Unaudited)

Performance preview (for the year ended June 30, 2022)
Delaware Ivy Wilshire Global Allocation Fund (Class I shares)	1-year return	-14.51%
Delaware Ivy Wilshire Global Allocation Fund (Class A shares)	1-year return	-14.78%
65% MSCI ACWI (All Country World Index) Index (net) / 35% Bloomberg
Multiverse USD Hedged Index (benchmark)	1-year return	-13.29%
MSCI ACWI Index (net) (benchmark)	1-year return	-15.75%
Bloomberg Multiverse USD Hedged Index (benchmark)	1-year return	-9.21%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Ivy Wilshire Global Allocation Fund, please see the table on page 4.

Class I shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class I shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. The performance of both Class I shares and Class A shares reflects the reinvestment of all distributions.

Please see pages 7 and 8 for a description of the indices. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Investment objective

The Fund seeks to provide total return.

On September 13, 2021, the Board of Trustees of the Ivy Funds approved a proposal for Wilshire Advisors LLC, the Fund’s sub-advisor, to provide the day-to-day portfolio management of all the Fund’s investments effective on or about November 15, 2021.

Market review

After multiple stimulus-driven years of strong equity market returns, equity markets were poised for a breather, and inflation (aided by stimulus) was paired with logical increases in interest rates to serve as a material headwind to equity and fixed income returns. The MSCI ACWI (All Country World Index) (net) posted a loss of 15.75% for the trailing one-year period as equity markets began to sell off as we entered calendar year 2022. As interest rates rose, fixed income markets suffered pain and the Bloomberg Multiverse USD Hedged Index fell 9.21% for the trailing 12 months.

The US Federal Reserve has begun to take aggressive actions to get inflation under control. These actions are expected to lead to an economic slowdown, but the big question is whether monetary tightening will lead to a global recession, or will central banks be able to control inflation in a nuanced manner while keeping gross domestic product (GDP) growth positive?

Portfolio management review
Delaware Ivy Wilshire Global Allocation Fund

Global news shifted over the past year from the COVID-19 pandemic and reopenings as well as supply chain bottlenecks, to inflation and Russia’s invasion of Ukraine, leading to the associated spike in energy, metals, and food costs. Inflation spiked across most of the world over the fiscal year and moved from being transitory to a longer-term issue that central banks had to address. After decades of falling interest rates across the developed world, interest rates began to aggressively increase as investors anticipated central bank rate increases to curb inflation.

Although, in our view, the moves likely began later than they should, the US Federal Reserve took aggressive actions to get inflation under control. These actions are expected to lead to an economic slowdown, but the overarching question is whether monetary tightening will lead to a global recession, or will central banks be able to control inflation in a nuanced manner while keeping GDP growth positive? As the red-hot labor market in the US eases, wage inflation may fall and energy prices may not increase much further, absent a strong economic reopening by China. Food and materials inflation, however, may remain elevated. Rapidly rising housing prices throughout much of the US are also helping to drive inflation higher, but housing is sensitive to interest rate increases and there are signs that higher mortgage interest rates are beginning to cool the housing market. Overall, inflation is expected to remain high by historical standards, but may begin to fall in the coming months as monetary tightening measures increase.

Within the Fund

For the fiscal year ended June 30, 2022, Delaware Ivy Wilshire Global Allocation Fund posted a negative return and underperformed its benchmark, 65% MSCI ACWI Index (net) / 35% Bloomberg Multiverse USD Hedged Index. The Fund’s Class I shares fell 14.51%. The Fund’s Class A shares declined 14.78% at net asset value and 19.66% at maximum offer price. These figures reflect all distributions reinvested. For the same period, the Fund’s benchmark declined 13.29%. For complete, annualized performance of Delaware Ivy Wilshire Global Allocation Fund, please see the table on page 4.

The Fund ended the fiscal year with about 35% allocated to fixed income, about 37.5% allocated to domestic equity, and about 27.5% allocated to foreign equity and global real estate. Among the underlying affiliated mutual funds, Delaware Ivy International Core Equity Fund was the largest allocation at the close of the fiscal year at about 13%, followed by Delaware Ivy Value Fund at about 11%.

For the fiscal year, the largest contributors to performance were the Fund’s partial-year allocations to Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund (liquidated in July 2022) and Delaware Ivy Small Cap Growth Fund, as well as the Fund’s cash allocation, which benefited performance in a declining market. From an allocation standpoint, the decision to overweight US value equities benefited Fund performance since growth equities suffered as interest rates rose and economic growth expectations fell. Although trimmed multiple times during the fiscal year, the Fund’s relative overweight to international equities detracted from Fund results as international developed markets suffered more than the US from rising energy, metals, and food costs, as well as uncertainty surrounding the long-term impacts of Russia’s invasion of Ukraine.

The domestic equity portion of the Fund fell -10.33% on a stand-alone basis, but materially outperformed the Wilshire 5000 Total Market Index (an all-cap domestic equity index) return of -13.19% over the same time period. Having unhedged foreign fixed income exposure hurt the Fund since its fixed income benchmark is hedged back to the US dollar. For context, the Bloomberg Multiverse USD Hedged Index outpaced the unhedged version of the same index by 6.14% during the fiscal year. While an underlying fund utilized foreign exchange (FX) contracts over the fiscal year, their usage did not materially impact Fund performance.

Allocation changes and opportunities ahead

Although the Fund’s allowable allocation ranges are wide, we anticipate equity investments will range from 45% to 85% and fixed income investments will range from 15% to 55% during most market environments. The Fund’s long-term strategic target is a 65% allocation to equities and 35% to global fixed income.

Allocation shifts were relatively gradual during each trading event, with most trading taking allocations back to their target weights after equity market gains or losses. There were several allocation changes made within the Fund during the fiscal year. Some of the more notable allocation changes included a reduction in emerging-market bond exposure in the third quarter of 2021 as well as a material reduction in portfolio duration that same quarter. These changes were made in an effort to modestly reduce credit risk and materially reduce interest rate risk. In addition, foreign equity exposure was reduced in the third quarter and reallocated to US equities. In the fourth quarter of 2021, emerging-market equity exposure was trimmed and exposure to domestic equities was modestly increased. Fixed income duration was further reduced in the first quarter of 2022 as corporate bond exposure was reduced in favor of US dollar-hedged foreign fixed income exposure. After a strong and rapid increase in US interest rates, duration was increased during the second quarter of 2022, while exposure to foreign developed and emerging-market equities was further reduced in favor of domestic equities. Perhaps the single most notable allocation change during the fiscal year was the removal of the Fund’s overweight to domestic value equities relative to growth equities, which had been in place for multiple years. Value-oriented equities had an exceptional run of outperformance (relative to growth equities) from December 2021 through May 2022 and were no longer considered materially more attractive than domestic growth equities, especially if interest rates do not continue to rise.

At the end of the fiscal year, the Fund is positioned to have far less fixed income duration than its fixed income benchmark. The Fund also has more credit risk than its fixed income benchmark. Relative to the MSCI ACWI Index, the Fund is neutral to the US relative to its foreign equity exposure but is overweight emerging-market equities relative to foreign developed equities due to longer-term concerns regarding the economic growth prospects for foreign developed economies, particularly those most directly affected by the Russian war in Ukraine.

Performance summary
Delaware Ivy Wilshire Global Allocation Fund	June 30, 2022 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through June 30, 2022
	1 year	5 year	10 year	Lifetime
Class A (Est. March 9, 1995)
Excluding sales charge	-14.78%	+3.82%	+4.51%	+7.78%
Including sales charge	-19.66%	+2.61%	+3.89%	+7.55%
Class C (Est. October 5, 1999)
Excluding sales charge	-15.33%	+3.02%	+3.83%	+7.22%
Including sales charge	-16.12%	+3.02%	+3.83%	+7.22%
Class I (Est. September 27, 1995)
Excluding sales charge	-14.51%	+4.15%	+4.83%	+7.97%
Including sales charge	-14.51%	+4.15%	+4.83%	+7.97%
Class R6 (Est. February 26, 2018)
Excluding sales charge	-14.39%	—	—	+2.66%
Including sales charge	-14.39%	—	—	+2.66%
65% MSCI ACWI Index (net) / 35%
Bloomberg Multiverse USD Hedged Index	-13.29%	+5.26%	+6.71%	—*
MSCI ACWI Index (net)	-15.75%	+7.00%	+8.76%	—*
MSCI ACWI Index (gross)	-15.37%	+7.54%	+9.32%	+7.10%**
Bloomberg Multiverse USD Hedged Index	-9.21%	+1.18%	+2.34%	—*

*	The benchmark lifetime return is for Class I share comparison only. Benchmark performance as of the Fund's Class I inception date is not available.
**	The benchmark lifetime return is for Class I share comparison only and is calculated using the last business day in the month of the Fund's Class I inception date.
[1]	Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 6. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 5.75%, and have a distribution and service (12b-1) fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied. Prior to October 1, 2020, the maximum front-end sales charge imposed on purchases for Class A shares was 5.75%. From October 1, 2020 until June 30, 2021, the maximum front-end sales charge imposed on purchases was 3.50%; effective July 1, 2021, the maximum front-end sales charge for Class A shares reverted to 5.75%.

Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first 12 months. They are also subject to an annual 12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that CDSCs did not apply or that the investment was not redeemed.

Class I shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class I shares pay no 12b-1 fee.

Effective July 1, 2021, Class N shares were renamed Class R6 shares. Class R6 shares are available only to certain investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries. Class R6 shares pay no 12b-1 fee.

The performance of the Fund will depend on the success of the allocations among the chosen underlying funds, and in general, the Fund is subject to the same risks as those of its underlying funds.

International investments entail risks including fluctuation in currency values, differences in accounting principles, or economic or political instability. Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility, lower trading volume, and higher risk of market closures. In many emerging markets, there is substantially less publicly available information and the available information may be incomplete or misleading. Legal claims are generally more difficult to pursue.

Fixed income securities and bond funds can lose value, and investors can lose principal as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt. This includes prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Restricted securities, which include private placements, are securities that are subject to legal or contractual restrictions on resale, and there can be no assurance of a ready market for resale.

Privately placed securities and other restricted securities will have the effect of increasing the level of Fund illiquidity to the extent that the Fund finds it difficult to sell these securities when management believes it is desirable to do so, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, and the prices realized could be less than those originally paid or less than the fair market value.

IBOR risk is the risk that changes related to the use of the London interbank offered rate (LIBOR) or similar rates (such as EONIA) could have adverse impacts on financial instruments that reference these rates. The abandonment of these rates and transition to alternative rates could affect the value and

Performance summary
Delaware Ivy Wilshire Global Allocation Fund

liquidity of instruments that reference them and could affect investment strategy performance.

The disruptions caused by natural disasters, pandemics, or similar events could prevent the Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective and the value of the Fund’s investments.

[2]	The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. The expense ratios below may differ from the expense ratios in the "Financial highlights" since they are based on different time periods and the expense ratios in the prospectus include acquired fund fees and expenses, if any. See Note 2 in "Notes to financial statements" for additional details.

Fund expense ratios	Class A	Class C	Class I	Class R6
Total annual operating expenses
(without fee waivers)	0.42%	1.23%	0.12%	0.11%
Acquired fund fees and
expenses*	0.72%	0.72%	0.72%	0.72%
Net expenses (including fee
waivers, if any)	1.13%	1.95%	0.83%	0.83%
Type of waiver	Contractual	n/a	Contractual	n/a

*	Acquired Fund Fees and Expenses sets forth the Fund's pro rata portion of the cumulative expenses charged by the Underlying Affiliated Funds in which the Fund invested during the last fiscal year. The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Fund's assets. The Acquired Fund Fees and Expenses shown are based on the total expense ratio of each Underlying Affiliated Fund for the Fund's most recent fiscal period. These expenses are not direct costs paid by Fund shareholders, and are not used to calculate the Fund's NAV.

Performance of a $10,000 investment1
For period beginning June 30, 2012 through June 30, 2022

	Starting value	Ending value
MSCI ACWI Index (gross)	$10,000	$24,384
MSCI ACWI Index (net)	$10,000	$23,153
65% MSCI ACWI Index (net) / 35% Bloomberg Multiverse USD Hedged Index	$10,000	$19,160
Delaware Ivy Wilshire Global Allocation Fund — Class I shares	$10,000	$16,027
Delaware Ivy Wilshire Global Allocation Fund — Class A shares	$9,425	$14,644
Bloomberg Multiverse USD Hedged Index	$10,000	$12,605

[1]	The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class I and Class A shares of the Fund on June 30, 2012, and includes the effect of a 5.75% front-end sales charge (for Class A shares) and the reinvestment of all distributions. Prior to October 1, 2020, the maximum front-end sales charge imposed on purchases for Class A shares was 5.75%. From October 1, 2020 until June 30, 2021, the maximum front-end sales charge imposed on purchases was 3.50%; effective July 1, 2021, the maximum front-end sales charge for Class A shares reverted to 5.75%. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 6. Please note additional details on pages 4 through 8.

The graph also assumes $10,000 invested in 65% MSCI ACWI Index / 35% Bloomberg Multiverse USD Hedged Index, the MSCI ACWI Index, and the Bloomberg Multiverse USD Hedged Index as of June 30, 2012.

Performance summary
Delaware Ivy Wilshire Global Allocation Fund

The MSCI ACWI (All Country World Index) represents large- and mid-cap stocks across developed and emerging markets worldwide. The index covers approximately 85% of the global investable equity opportunity set. Index “net” return approximates the minimum possible dividend reinvestment, after deduction of withholding tax at the highest possible rate. Index “gross” return approximates the maximum possible dividend reinvestment.

The Bloomberg Multiverse USD Hedged Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index, the Global High-Yield Index, the Euro Treasury High Yield Index, and captures emerging markets local currency debt not already included in the Global Aggregate Index.

The Wilshire 5000 Total Market Index (Wilshire 5000), mentioned on page 3, measures the performance of all US equity securities with readily available price data. Named for the 5,000 stocks it contained at launch, the Wilshire 5000’s base is its December 31, 1980 capitalization of $1,404.596 billion. Three versions of the index are maintained: one weighted by full market capitalization, one weighted by float-adjusted market capitalization, and one for which all securities are weighted equally.

Gross domestic product, mentioned on page 1, is a measure of all goods and services produced by a nation in a year. It is a measure of economic activity.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	IWGAX	46600G788
Class C	IWGCX	46600G762
Class I	IWGIX	46600G747
Class R6	IWGNX	46600G739

Disclosure of Fund expenses
For the six-month period from January 1, 2022 to June 30, 2022 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2022 to June 30, 2022.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses
For the six-month period from January 1, 2022 to June 30, 2022 (Unaudited)

Delaware Ivy Wilshire Global Allocation Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	1/1/22	6/30/22	Expense Ratio	1/1/22 to 6/30/22*
Actual Fund return†
Class A	$1,000.00	$836.60	0.77%	$3.51
Class C	1,000.00	834.10	2.44%	11.10
Class I	1,000.00	838.70	0.16%	0.73
Class R6	1,000.00	838.70	0.16%	0.73
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.98	0.77%	$3.86
Class C	1,000.00	1,012.69	2.44%	12.18
Class I	1,000.00	1,024.00	0.16%	0.80
Class R6	1,000.00	1,024.00	0.16%	0.80

*“	Expenses Paid During Period” are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of any Underlying Funds.

Security type / sector allocation
Delaware Ivy Wilshire Global Allocation Fund	As of June 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Corporate Bond	0.17%
Common Stocks	0.00%
Affiliated Mutual Funds	99.32%
Short-Term Investments	0.97%
Total Value of Securities	100.46%
Liabilities Net of Receivables and Other Assets	(0.46%)
Total Net Assets	100.00%

Consolidated schedule of investments
Delaware Ivy Wilshire Global Allocation Fund	June 30, 2022

	Principal
	amount°	Value (US $)
Corporate Bond — 0.17%
Consumer Cyclical — 0.17%
COTA Series D 144A 4.896% 10/2/23 #, =	7,284,794	$1,274,839
Total Corporate Bond (cost $6,859,178)		1,274,839

	Number of
	shares
Common Stocks — 0.00%
Consumer Cyclical — 0.00%
COTA Series B =, †	52	0
		0
Consumer Discretionary — 0.00%
Media Group Holdings Series H <<, †	72,709	0
Media Group Holdings Series T <<, †	9,113	0
		0
Total Common Stocks (cost $69,746,621)		0

Affiliated Mutual Funds<< — 99.32%
Delaware Ivy Core Equity Fund Class R6	2,282,520	41,222,301
Delaware Ivy Emerging Markets Local Currency Debt Fund
Class R6	2,003,049	14,822,565
Delaware Ivy Global Bond Fund Class R6	8,211,515	74,396,321
Delaware Ivy Government Securities Fund Class R6	7,408,919	37,489,131
Delaware Ivy High Yield Fund Class R6	2,235,570	18,309,316
Delaware Ivy International Core Equity Fund Class R6	5,647,068	96,847,220
Delaware Ivy International Small Cap Fund Class R6	1,968,208	18,422,425
Delaware Ivy International Value Fund Class R6	1,750,524	26,135,325
Delaware Ivy Large Cap Growth Fund Class R6	2,885,277	78,681,493
Delaware Ivy LaSalle Global Real Estate Fund Class R6	1,439,106	15,038,659
Delaware Ivy Mid Cap Growth Fund Class R6	390,689	11,224,502
Delaware Ivy Mid Cap Income Opportunities Fund
Class R6	457,717	7,552,328
Delaware Ivy S&P 500 Dividend Aristocrats Index Fund
Class R6	2,817,698	37,841,687
Delaware Ivy Securian Core Bond Fund Class R6	7,817,222	74,888,990
Delaware Ivy Smid Cap Core Fund Class R6	1,284,576	22,672,771
Delaware Ivy Systematic Emerging Markets Equity Fund
Class R6	2,395,259	48,719,562
Delaware Ivy Total Return Bond Fund Class R6	4,184,313	37,114,856
Delaware Ivy Value Fund Class R6	3,314,054	82,354,248
Total Affiliated Mutual Funds (cost $716,581,447)		743,733,700

	Number of
	shares	Value (US $)
Short-Term Investments — 0.97%
Money Market Mutual Fund — 0.97%
State Street Institutional US Government Money Market
Fund – Premier Class (seven-day effective yield 1.43%)	7,258,414	$7,258,414
Total Short-Term Investments (cost $7,258,414)		7,258,414
Total Value of Securities—100.46%
(cost $800,445,660)		$752,266,953

°	Principal amount shown is stated in USD.
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2022, the aggregate value of Rule 144A securities was $1,274,839, which represents 0.17% of the Fund's net assets. See Note 12 in “Notes to financial statements."

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
†	Non-income producing security.
<<	Affiliated company. See Note 2 in "Notes to financial statements."

Summary of abbreviations:
S&P – Standard & Poor’s Financial Services LLC
See accompanying notes, which are an integral part of the financial statements.

Consolidated statement of assets and liabilities
Delaware Ivy Wilshire Global Allocation Fund	June 30, 2022

Assets:
Investments, at value*	$8,533,253
Investments of affiliated issuers, at value**	743,733,700
Receivable for fund shares sold	1,829,616
Receivable for securities sold	1,044,865
Receivable from investment manager	226,895
Dividends and interest receivable	214,398
Prepaid expenses	165,786
Foreign tax reclaims receivable	44,234
Other assets	63,340
Total Assets	755,856,087
Liabilities:
Due to custodian	1,892,239
Payable for fund shares redeemed	4,335,394
Distribution fees payable to affiliates	507,104
Payable for securities purchased	221,561
Accounting and administration expenses payable to affiliates	43,842
Total Liabilities	7,000,140
Total Net Assets	$748,855,947

Net Assets Consist of:
Paid-in capital	$798,905,239
Total distributable earnings (loss)	(50,049,292)
Total Net Assets	$748,855,947

Net Asset Value

Class A:
Net assets	$540,381,071
Shares of beneficial interest outstanding, unlimited authorization, no par	69,864,371
Net asset value per share	$7.73
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales
charge)	$8.20

Class C:
Net assets	$4,056,148
Shares of beneficial interest outstanding, unlimited authorization, no par	560,513
Net asset value per share	$7.24

Class I:
Net assets	$204,367,022
Shares of beneficial interest outstanding, unlimited authorization, no par	26,023,987
Net asset value per share	$7.85

Class R6:
Net assets	$51,706
Shares of beneficial interest outstanding, unlimited authorization, no par	6,674
Net asset value per share	$7.75
____________________
*Investments of unaffiliated issuers, at cost	$14,117,592
**Investments of affiliated issuers, at cost	786,328,068

See accompanying notes, which are an integral part of the financial statements.

Consolidated statement of operations
Delaware Ivy Wilshire Global Allocation Fund	Year ended June 30, 2022

Investment Income:
Dividend from affiliated funds	$17,615,701
Interest	1,515,765
Dividends	73,109
19,204,575

Expenses:
Investment advisory fees	545,704
Distribution expenses — Class A	1,709,293
Distribution expenses — Class B	1,439
Distribution expenses — Class C	56,185
Dividend disbursing and transfer agent fees and expenses	1,051,359
Accounting and administration expenses	198,598
Trustees’ fees and expenses	159,212
Registration fees	136,915
Legal fees	19,540
Audit and tax fees	14,753
Reports and statements to shareholders servicing expenses	14,246
Custodian fees	3,054
Other	37,596
3,947,894
Less expenses waived	(389,072)
Less waived distribution expenses — Class A	(638,674)
Less waived distribution expenses — Class C	(212)
Total operating expenses	2,919,936
Net Investment Income (Loss)	16,284,639

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$757,123
Affiliated investments	17,766,129
Capital gain received from investments in affiliated funds	38,501,704
Foreign currencies	(15,094)
Foreign currency exchange contracts	(257)
Net realized gain (loss)	57,009,605

Net change in unrealized appreciation (depreciation) on:
Investments	(321,344)
Affiliated investments	(211,245,363)
Foreign currencies	(17,544)
Net change in unrealized appreciation (depreciation)	(211,584,251)
Net Realized and Unrealized Gain (Loss)	(154,574,646)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(138,290,007)

See accompanying notes, which are an integral part of the financial statements.

Consolidated statements of changes in net assets
Delaware Ivy Wilshire Global Allocation Fund

	Year ended
	6/30/22	6/30/21
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$16,284,639	$19,223,242
Net realized gain (loss)	57,009,605	29,288,536
Net change in unrealized appreciation (depreciation)	(211,584,251)	218,799,007
Net increase (decrease) in net assets resulting from
operations	(138,290,007)	267,310,785

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(46,626,115)	(21,626,099)
Class B	—	(28,973)
Class C	(366,617)	(201,566)
Class I	(22,311,463)	(11,423,181)
Class R6[1]	(4,200)	(9,877)
	(69,308,395)	(33,289,696)

Capital Share Transactions:
Proceeds from shares sold:
Class A	16,454,414	28,751,171
Class B2	30	6,303
Class C	661,435	818,597
Class I	23,090,265	27,731,056
Class R6[1]	13,467	7,502
Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	46,513,144	21,300,877
Class B2	—	28,870
Class C	365,267	200,071
Class I	22,235,523	11,307,861
Class R6[1]	4,200	1,566
	109,337,745	90,153,874

	Year ended
	6/30/22	6/30/21
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(134,874,719)	$(135,016,671)
Class B2	(487,939)	(1,556,355)
Class C	(2,443,346)	(3,928,957)
Class I	(149,114,593)	(84,650,296)
Class R6[1]	(14,063)	(277,713)
	(286,934,660)	(225,429,992)
Decrease in net assets derived from capital share
transactions	(177,596,915)	(135,276,118)
Net Increase (Decrease) in Net Assets	(385,195,317)	98,744,971

Net Assets:
Beginning of year	1,134,051,264	1,035,306,293
End of year	$748,855,947	$1,134,051,264

[1]	Effective July 1, 2021, Class N shares were renamed Class R6 shares.
[2]	On December 10, 2021, all Class B shares were converted into Class A shares. These transactions are included as subscriptions of Class A shares and redemptions of Class B shares in the table above.

See accompanying notes, which are an integral part of the financial statements.

Consolidated financial highlights
Delaware Ivy Wilshire Global Allocation Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect.
[3]	Net assets reported in millions.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	Expense ratio excluding litigation expenses reimbursement was 0.38%.

See accompanying notes, which are an integral part of the financial statements.

Year ended
6/30/22	6/30/21	6/30/20	6/30/19	6/30/18
$9.71	$7.84	$8.11	$8.48	$8.59

0.14	0.15	0.17	0.15	0.11
(1.48)	1.99	(0.07)	0.08	0.42
(1.34)	2.14	0.10	0.23	0.53

(0.27)	(0.15)	(0.18)	(0.17)	(0.16)
(0.37)	(0.12)	(0.19)	(0.43)	(0.48)
(0.64)	(0.27)	(0.37)	(0.60)	(0.64)

$7.73	$9.71	$7.84	$8.11	$8.48

(14.78% )	27.59%	0.95%	3.52%	6.14%

$540,381	$756 [3]	$686 [3]	$820[3]	$972 [3]
0.38%	0.32% [5]	0.38%	0.40%	0.41%
0.51%	0.35%	0.42%	0.44%	0.45%
1.53%	1.65%	2.12%	1.89%	1.27%
1.40%	1.62%	2.08%	1.85%	1.23%
28%	20%	33%	36%	35%

Consolidated financial highlights
Delaware Ivy Wilshire Global Allocation Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect.
[3]	Net assets reported in millions.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	Expense ratio excluding litigation expenses reimbursement was 1.19%.

See accompanying notes, which are an integral part of the financial statements.

Year ended
6/30/22	6/30/21	6/30/20	6/30/19	6/30/18
$9.12	$7.39	$7.68	$8.04	$8.15

0.06	0.08	0.10	0.08	0.05
(1.37)	1.86	(0.08)	0.09	0.39
(1.31)	1.94	0.02	0.17	0.44

(0.20)	(0.09)	(0.12)	(0.10)	(0.07)
(0.37)	(0.12)	(0.19)	(0.43)	(0.48)
(0.57)	(0.21)	(0.31)	(0.53)	(0.55)

$7.24	$9.12	$7.39	$7.68	$8.04

(15.33% )	26.45%	0.02%	2.91%	5.31%

$4,056	$7 [3]	$8 [3]	$11 [3]	$14 [3]
1.21%	1.13% [5]	1.20%	1.19%	1.18%
1.26%	1.16%	1.23%	1.21%	1.22%
0.70%	0.96%	1.32%	1.07%	0.64%
0.65%	0.93%	1.29%	1.05%	0.60%
28%	20%	33%	36%	35%

Consolidated financial highlights
Delaware Ivy Wilshire Global Allocation Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[3]	Net assets reported in millions.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	Expense ratio excluding litigation expenses reimbursement was 0.08%.

See accompanying notes, which are an integral part of the financial statements.

Year ended
6/30/22	6/30/21	6/30/20	6/30/19	6/30/18
$9.85	$7.94	$8.22	$8.58	$8.70

0.17	0.18	0.20	0.18	0.15
(1.50)	2.02	(0.09)	0.09	0.41
(1.33)	2.20	0.11	0.27	0.56

(0.30)	(0.17)	(0.20)	(0.20)	(0.20)
(0.37)	(0.12)	(0.19)	(0.43)	(0.48)
(0.67)	(0.29)	(0.39)	(0.63)	(0.68)

$7.85	$9.85	$7.94	$8.22	$8.58

(14.51% )	28.09%	1.13%	3.98%	6.43%

$204,367	$371 [3]	$339 [3]	$426 [3]	$534 [3]
0.08%	0.03% [5]	0.07%	0.07%	0.09%
0.13%	0.06%	0.12%	0.12%	0.15%
1.86%	1.95%	2.42%	2.22%	1.59%
1.81%	1.92%	2.37%	2.17%	1.53%
28%	20%	33%	36%	35%

Consolidated financial highlights
Delaware Ivy Wilshire Global Allocation Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Calculated using average shares outstanding.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Net assets reported in millions.
[5]	Rounds to less than $500 thousands.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	Portfolio turnover is representative of the Fund for the entire period.

See accompanying notes, which are an integral part of the financial statements.

				2/26/18[1]
Year ended				to
6/30/22	6/30/21	6/30/20	6/30/19	6/30/18
$9.72	$7.84	$8.12	$8.48	$8.72

0.16	0.18	0.19	0.18	0.03
(1.46)	1.99	(0.08)	0.08	(0.27)
(1.30)	2.17	0.11	0.26	(0.24)

(0.30)	(0.17)	(0.20)	(0.19)	—
(0.37)	(0.12)	(0.19)	(0.43)	—
(0.67)	(0.29)	(0.39)	(0.62)	—

$7.75	$9.72	$7.84	$8.12	$8.48

(14.39% )	28.06%	1.14%	3.95%	(2.75%	)

$52	$— [4,5]	$— [4,5]	$— [4,5]	$—	[4,5]
0.08%	0.02%	0.07%	0.07%	0.25%
0.11%	0.05%	0.10%	0.09%	0.36%
1.76%	2.04%	2.42%	2.25%	0.91%
1.73%	2.01%	2.39%	2.23%	0.80%
28%	20%	33%	36%	35%	[7]

Notes to consolidated financial statements
Delaware Ivy Wilshire Global Allocation Fund	June 30, 2022

Ivy Funds (Trust) is organized as a Delaware statutory trust and offers 45 series. The financial statements and the related notes pertain to Delaware Ivy Wilshire Global Allocation Fund (formerly, known as Ivy Wilshire Global Allocation Fund). The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act).

The Fund offers Class A, Class C, Class I, and Class R6 shares. Effective December 10, 2021, all remaining shares of Class B were converted to Class A shares. Class A shares are subject to an initial sales charge. If you are investing $1 million or more, either as a lump sum or through one of the sales charge reduction features described in the prospectus, you may be eligible to buy Class A shares without a sales charge. However, if Delaware Distributors, L.P. (DDLP) or a predecessor distributor paid your financial intermediary a commission on your purchase that received a net asset value (NAV) breakpoint of Class A shares, for shares of the Funds purchased prior to July 1, 2021, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year after your purchase; or if DDLP paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares that received an NAV breakpoint, for shares purchased on or after July 1, 2021 that are subject to a CDSC, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Class I and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published NAV. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund's tax positions taken or expected to be taken on the Fund's federal income tax returns through the year ended June 30, 2022, and for all open tax years (years ended June 30, 2019–June 30, 2021), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the year ended June 30, 2022, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such fund on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Income and capital gain distributions from any investment

Notes to consolidated financial statements
Delaware Ivy Wilshire Global Allocation Fund

1. Significant Accounting Policies (continued)

companies (Underlying Funds) in which the Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. The Fund declares and pays dividends from net investment income and dividends semiannually. The Fund declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the "Statement of operations" under "Custodian fees" with the corresponding expenses offset included under "Less expenses paid indirectly." There were no such earnings credits for the year ended June 30, 2022.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the following annual rates as a percentage of average daily net assets:

For the Private Equity Segment: 0.70% of net assets of this segment up to $1 billion; 0.65% of net assets of this segment over $1 billion and up to $2 billion; 0.60% of net assets of this segment over $2 billion and up to $3 billion; and 0.55% of net assets of this segment over $3 billion.

For the Multi-Asset Segment, the Fund’s cash on hand and all other Fund assets other than the Private Equity Segment: 0.06% of net assets of this segment up to $500 million; 0.05% of net assets of this segment over $500 million and up to $1 billion; 0.04% of net assets of this segment over $1 billion and up to $2 billion; and 0.03% of net assets of this segment over $2 billion.

Under an agreement between DMC and Wilshire, Wilshire serves as subadviser to the Fund. The subadviser makes investment decisions in accordance with the Fund’s investment objectives, policies and restrictions under the supervision of DMC and the oversight of the Board. DMC pays all applicable costs of the subadviser.

Through April 30, 2021, fees paid to the Independent Trustees could be paid in cash or deferred to a later date, at the election of the Trustees according to the Deferred Fee Agreement entered into between the Trust and the Trustee(s). The Fund recorded its portion of the deferred fees as a liability on the "Statement of assets and liabilities." All fees paid in cash plus any appreciation

(depreciation) in the underlying deferred plan are shown on the "Statement of operations." Additionally, fees paid to the Chief Compliance Officer of the Fund are shown on the "Statement of operations."

Prior to February 28, 2022, the Fund had an Accounting and Administrative Services Agreement with Waddell & Reed Services Company (WRSCO), doing business as WI Services Company (WISC). Under the agreement, WISC acted as the agent in providing bookkeeping and accounting services and assistance to the Fund, including maintenance of Fund records, pricing of Fund shares and preparation of certain shareholder reports. For these services, the Fund paid WISC a monthly fee of one-twelfth of the annual fee based on the average net asset levels shown in the following table:

(M - Millions)	Annual Fee Rate
$0 to $10M	$0
$10 to $25M	5,748
$25 to $50M	11,550
$50 to $100M	17,748
$100 to $200M	24,198
$200 to $350M	31,602
$350 to $550M	41,250
$550 to $750M	48,150
$750 to $1,000M	60,798
Over $1,000M	74,250

In addition, for each class of shares in excess of one, the Fund pays WISC a monthly per-class fee equal to 2.50% of the monthly accounting services base fee. The Fund also paid WISC a monthly administrative fee at the annual rate of 0.01%, or one basis point, for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion. This fee was voluntarily waived by WISC until the Fund’s net assets were at least $10 million and is included in “Accounting and administration expenses” on the "Statement of operations.”

Effective February 28, 2022, Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” From February 28, 2022 to June 30, 2022, the Fund was charged $126,162 for these services.

Effective June 27, 2022, DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC's fees are calculated daily and paid monthly, based on the

Notes to consolidated financial statements
Delaware Ivy Wilshire Global Allocation Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the "Statement of operations" under "Dividend disbursing and transfer agent fees and expenses." There were no such fees for the period from June 27, 2022 through June 30, 2022.

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis. There were no fees for the period from June 27, 2022 through June 30, 2022.

Under the Shareholder Servicing Agreement between the Trust and WISC (that was in effect until June 27, 2022), with respect to Class A and Class C shares, for each shareholder account that was in existence at any time during the prior month, the Fund paid a monthly fee that ranges from $1.5042 to $1.6958 per account; however, WISC had agreed to reduce that fee if the number of total shareholder accounts within the Complex (InvestEd Portfolios and Ivy Funds) reached certain levels. For Class I shares, the Fund paid a monthly fee equal to one-twelfth of 0.15 of 1% of the average daily net assets of the class for the preceding month. For Class R6 shares, the Fund paid WISC a monthly fee equal to one-twelfth of 0.01 of 1% of the average daily net assets of the class for the preceding month. The Fund also reimbursed WISC for certain out-of-pocket costs for all classes.

For certain networked accounts (that is, those accounts whose Fund shares are purchased through certain financial intermediaries), WISC had agreed to reduce its per account fees charged to the Funds to $0.50 per month per shareholder account. Additional fees may have been paid by the Funds to those intermediaries. The Fund would reimburse WISC for such costs if the annual rate of the third-party per account charged for a Fund were less than or equal to $12.00 per account or an annual fee of 0.14 of 1% that is based on average daily net assets.

Certain broker-dealers that maintain shareholder accounts with each Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise have been provided by WISC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. Each Fund could pay such broker-dealers a per account fee for each open account within the omnibus account (up to $18.00 per account), or a fixed rate fee (up to an annual fee of 0.20 of 1% that is based on average daily net assets), based on the average daily NAV of the omnibus account (or a combination thereof).

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service (12b-1) fee of 0.25% and 1.00% of the average daily net assets of the Class A and Class C shares, respectively. The fees are calculated daily and paid monthly. Class I shares and Class R6 shares do not pay 12b-1 fees.

From July 1, 2021 through October 28, 2022, DMC, DDLP and/or WRSCO, doing business as WISC, the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions and extraordinary expenses, if any) as follows: Class A shares at 1.13%; Class C shares at 1.96%; and Class I shares at 0.83%. Prior to October 28, 2022, the expense limitation may not be terminated without the consent of the Board.

Through October 31, 2021, the Fund’s distributor and/or WISC had contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class R6 shares did not exceed the total annual ordinary operating expenses of the Class I shares, as calculated at the end of each month.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the year ended June 30, 2022, the Fund was charged $2,068 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the year ended June 30, 2022, DDLP earned $275,458 for commissions on sales of the Fund’s Class A shares. For the year ended June 30, 2022, DDLP received gross CDSC commissions of $1,315 and $329 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

Notes to consolidated financial statements
Delaware Ivy Wilshire Global Allocation Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

A summary of the transactions in affiliated companies during the year ended June 30, 2022 was as follows:

				Net	Net change in
				realized	unrealized
				gain (loss)	appreciation
	Value,			on	(depreciation)
	beginning	Gross	Gross	affiliated	on affiliated
	of period	additions	reductions*	securities	securities
Affiliated Mutual
Funds–99.3%
Delaware Ivy Core Equity
Fund	$50,971,372	$16,403,417	$15,292,506	$(779,028)	$(10,080,954)
Delaware Ivy Corporate Bond
Fund	34,107,869	1,623,390	34,296,278	454,714	(1,889,695)
Delaware Ivy Emerging
Markets Local Currency
Debt Fund	33,805,100	2,030,030	16,463,177	(1,251,990)	(3,297,398)
Delaware Ivy Global Bond
Fund	56,146,200	51,241,188	22,558,306	(1,740,491)	(8,692,270)
Delaware Ivy Government
Securities Fund	50,398,282	14,252,967	23,520,310	(592,475)	(3,049,333)
Delaware Ivy High Yield Fund	33,862,151	2,571,619	12,822,304	(141,406)	(5,160,744)
Delaware Ivy International
Core Equity Fund	148,549,259	10,461,439	35,987,873	1,158,664	(27,334,269)
Delaware Ivy International
Small Cap Fund	34,098,617	7,883,162	11,475,798	1,397,149	(13,480,705)
Delaware Ivy International
Value Fund	50,688,354	3,617,665	18,205,910	959,544	(10,924,328)
Delaware Ivy Large Cap
Growth Fund	93,704,492	33,551,010	25,408,427	1,399,505	(24,565,087)
Delaware Ivy LaSalle Global
Real Estate Fund	11,440,493	10,496,121	4,780,596	43,467	(2,160,826)
Delaware Ivy Limited-Term
Bond Fund	—	34,853,691	33,417,205	(1,436,486)	—
Delaware Ivy Mid Cap Growth
Fund	17,394,329	5,596,189	5,757,858	1,050,515	(7,058,673)
Delaware Ivy Mid Cap Income
Opportunities Fund	11,062,017	1,122,602	3,473,870	941,663	(2,100,084)
Delaware Ivy ProShares
Russell 2000 Dividend
Growers Index	10,600,286	935,156	12,259,317	2,557,287	(1,833,412)
Delaware Ivy S&P
500 Dividend Aristocrats
Index Fund	66,707,922	5,593,358	29,542,845	7,000,096	(11,916,844)
Delaware Ivy Securian Core
Bond Fund	118,551,007	9,344,125	40,635,923	(1,477,356)	(10,892,863)

				Net	Net change in
				realized	unrealized
				gain (loss)	appreciation
	Value,			on	(depreciation)
	beginning	Gross	Gross	affiliated	on affiliated
	of period	additions	reductions*	securities	securities
Delaware Ivy Small Cap
Growth Fund	$11,268,191	$185,955	$11,471,251	$4,487,359	$(4,470,254)
Delaware Ivy Smid Cap Core
Fund	10,901,153	30,933,485	8,519,042	(2,271,058)	(8,371,767)
Delaware Ivy Systematic
Emerging Markets Equity
Fund	109,662,815	10,032,553	39,843,338	2,024,451	(33,156,919)
Delaware Ivy Total Return
Bond Fund	61,723,025	2,110,442	19,773,053	(934,349)	(6,011,209)
Delaware Ivy Value Fund	112,303,532	19,796,675	39,772,189	4,916,354	(14,890,124)
Total	$1,127,946,466	$274,636,239	$465,277,376	$17,766,129	$(211,337,758)

Common Stocks–0.0%
Media Group Holdings†	—	—	92,395	—	92,395
Media Group Holdings†	—	—	—	—	—
Total	$—	$—	$92,395	$—	$92,395

	Value,
	end of		Dividend	Capital gain
	period	Shares	Income	distributions
Affiliated Mutual Funds–99.3%
Delaware Ivy Core Equity Fund	$41,222,301	2,282,520	$360,233	$5,708,869
Delaware Ivy Corporate Bond Fund	—	—	300,993	639,821
Delaware Ivy Emerging Markets Local Currency Debt
Fund	14,822,565	2,003,049	—	—
Delaware Ivy Global Bond Fund	74,396,321	8,211,515	1,807,146	—
Delaware Ivy Government Securities Fund	37,489,131	7,408,919	436,837	—
Delaware Ivy High Yield Fund	18,309,316	2,235,570	1,381,609	707,067
Delaware Ivy International Core Equity Fund	96,847,220	5,647,068	3,766,002	—
Delaware Ivy International Small Cap Fund	18,422,425	1,968,208	1,486,194	2,648,946
Delaware Ivy International Value Fund	26,135,325	1,750,524	1,258,493	—
Delaware Ivy Large Cap Growth Fund	78,681,493	2,885,277	—	8,185,846
Delaware Ivy LaSalle Global Real Estate Fund	15,038,659	1,439,106	259,698	—
Delaware Ivy Limited-Term Bond Fund	—	—	303,917	—
Delaware Ivy Mid Cap Growth Fund	11,224,502	390,689	—	1,629,744
Delaware Ivy Mid Cap Income Opportunities Fund	7,552,328	457,717	134,498	242,118
Delaware Ivy ProShares Russell 2000 Dividend
Growers Index	—	—	44,547	—
Delaware Ivy S&P 500 Dividend Aristocrats Index Fund	37,841,687	2,817,698	1,092,232	3,328,734
Delaware Ivy Securian Core Bond Fund	74,888,990	7,817,222	2,072,120	246,137
Delaware Ivy Small Cap Growth Fund	—	—	—	—
Delaware Ivy Smid Cap Core Fund	22,672,771	1,284,576	—	4,726,050

Notes to consolidated financial statements
Delaware Ivy Wilshire Global Allocation Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

	Value,
	end of		Dividend	Capital gain
	period	Shares	Income	distributions
Delaware Ivy Systematic Emerging Markets Equity
Fund	$48,719,562	2,395,259	$779,747	$—
Delaware Ivy Total Return Bond Fund	37,114,856	4,184,313	553,401	853,818
Delaware Ivy Value Fund	82,354,248	3,314,054	1,578,034	9,584,554
Total	$743,733,700		$17,615,701	$38,501,704
Common Stocks–0.0%
Media Group Holdings†	—	72,709	—	—
Media Group Holdings†	—	9,113	—	—
Total	$—		$—	$—

*	Includes return of capital.
†	Non-income producing security.

3. Investments

For the year ended June 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$274,636,240
Sales	465,277,376

The tax cost of investments includes adjustments to net unrealized appreciation (depreciation), which may not necessarily be the final tax cost basis adjustments but approximates the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:

Cost of investments	$851,379,725
Aggregate unrealized appreciation of investments	$97,945,449
Aggregate unrealized depreciation of investments	(197,058,221)
Net unrealized depreciation of investments	$(99,112,772)

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3	–	Significant unobservable inputs, including the Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2022:

	Level 1	Level 3	Total
Securities
Assets:
Affiliated Mutual Funds	$743,733,700	$—	$743,733,700
Common Stocks	—	—[1]	—
Corporate Bond	—	1,274,839	1,274,839
Short-Term Investments	7,258,414	—	7,258,414
Total Value of Securities	$750,992,114	$1,274,839	$752,266,953

[1]	The security that has been valued at zero on the “Schedule of investments” is considered to be Level 3 investment in this table.

During the year ended June 30, 2022, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

Notes to consolidated financial statements
Delaware Ivy Wilshire Global Allocation Fund

3. Investments (continued)

During the year ended June 30, 2022, there were no transfers into or out of Level 3 investments. The Fund's policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the year in relation to the Fund's net assets. During the year ended June 30, 2022, there were no Level 3 investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended June 30, 2022 and 2021 were as follows:

	Year ended
	6/30/22	6/30/21
Ordinary income	$33,513,877	$8,134
Long-term capital gains	35,794,518	26,219
Total	$69,308,395	$34,353

5. Components of Net Assets on a Tax Basis

As of June 30, 2022, the components of net assets on a tax basis were as follows:

Shares of beneficial
interest	798,905,239
Undistributed long-term
capital gains	40,733,790
Qualified late year loss
deferrals	(605,836)
Deferred directors fees	(439,592)
Unrealized appreciation
(depreciation) of
investments and
foreign currencies	(89,737,654)
Net assets	$748,855,947

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and partnership interests.

Qualified late year ordinary and capital losses (including currency and specified gain/loss items) represent losses realized from January 1, 2022 through June 30, 2022 and November 1,

2021 through June 30, 2022, respectively, that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Results of operations and net assets were not affected by these reclassifications. For the year ended June 30, 2022, the Fund had no reclassifications.

6. Capital Shares

Transactions in capital shares were as follows:

	Year ended
	6/30/22	6/30/21
Shares sold:
Class A	1,795,112	3,214,759
Class B1	5	754
Class C	76,289	97,673
Class I	2,529,294	3,076,543
Class R6[2]	1,373	812

Shares issued upon reinvestment of dividends and distributions:
Class A	5,122,593	2,415,065
Class B1	—	3,516
Class C	42,821	24,018
Class I	2,416,905	1,266,270
Class R6[2]	463	178
	11,984,855	10,099,588

Shares redeemed:
Class A	(14,978,431)	(15,245,951)
Class B1	(54,109)	(188,558)
Class C	(287,583)	(464,003)
Class I	(16,555,632)	(9,443,123)
Class R6[2]	(1,471)	(28,753)
	(31,877,226)	(25,370,388)
Net decrease	(19,892,371)	(15,270,800)

[1]	On December 10, 2021, all Class B shares were converted into Class A shares. These transactions are included as subscriptions of Class A shares and redemptions of Class B shares in the table above.
[2]	Effective July 1, 2021, Class N shares were renamed Class R6 shares.

Notes to consolidated financial statements
Delaware Ivy Wilshire Global Allocation Fund

6. Capital Shares (continued)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the year ended June 30, 2022, the Fund had the following exchange transactions:

	Exchange Redemptions				Exchange Subscriptions
	Class A	Class B	Class C	Class I	Class A	Class I	Class R6
	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Value
Year ended
6/30/22	57,074	33,542	20,253	47,939	97,431	56,053	1,373	$1,501,352

7. Basis of consolidation for Delaware Ivy Wilshire Global Allocation Fund

Ivy WGA III (SBP), LLC (formerly known as WRA ASF III (SBP), LLC) (the “Company”), a Delaware limited liability company, was incorporated as a wholly owned company acting as an investment vehicle for the Delaware Ivy Wilshire Global Allocation Fund (referred to as “the Fund” in this subsection). The Company acts as an investment vehicle for the Fund, in order to affect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and SAI.

The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Company. The consolidated financial statements include the accounts of the Fund and the Company. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and the Company comprising the entire issued share capital of the Company with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Company.

See the table below for details regarding the structure, incorporation and relationship as of June 30, 2022 of the Company to the Fund.

				Subsidiary/	Percentage
	Date of	Subscription	Fund Net	company net	of Fund net
	Incorporation	Agreement	Assets	assets	assets
Ivy WGA
III
(SBP),
LLC	4-9-13	4-23-13	$748,838,508	$17,439	0.00%

8. Line of Credit

On November 1, 2021, the Fund was added (by way of amendment) as an additional participant to a $355,000,000 revolving line of credit (Agreement). The Agreement also includes certain other funds in the Delaware Funds (Participants) and is intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the amendment to the Agreement, the Participants are charged an annual commitment fee of 0.15%, with the addition of an upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 31, 2022.

The Fund had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.

9. Interfund Lending Program

Pursuant to an exemptive order issued by the SEC (Order), the Ivy Funds and Ivy Variable Insurance Portfolios (collectively, the Funds only for purposes of this Note 9) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (Interfund Lending Program). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each, an Interfund Loan), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. This program was in existence in the past but has now been terminated. The Funds made no Interfund Loans under the Interfund Lending Program during the year ended June 30, 2022.

10. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change

Notes to consolidated financial statements
Delaware Ivy Wilshire Global Allocation Fund

10. Derivatives (continued)

in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at June 30, 2022.

During the year ended June 30, 2022, the Fund entered into foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

During the year ended June 30, 2022, the Fund experienced net realized gains or losses attributable to foreign currency holdings, which is disclosed as on the “Statement of operations.”

The table below summarizes the average quarterly balance of derivative holdings by the Fund during the year ended June 30, 2022:

	Long Derivative	Short Derivative
	Volume	Volume
Foreign currency
exchange contracts
(average notional
value)	$158	$291,495

11. Securities Lending

The Fund, along with other funds in Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by the fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund's cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the year ended June 30, 2022, the Fund had no securities out on loan.

12. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects

Notes to consolidated financial statements
Delaware Ivy Wilshire Global Allocation Fund

12. Credit and Market Risk (continued)

of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Fund’s performance.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, "IBORs") could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of June 30, 2022, there were no Rule 144A securities held by the Fund.

13. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

14. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of

LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As of the financial reporting period, Management is evaluating the impact of applying this ASU.

15. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2022, that would require recognition or disclosure in the Fund's financial statements.

Report of independent
registered public accounting firm

To the Board of Trustees of Ivy Funds and Shareholders of Delaware Ivy Wilshire Global Allocation Fund

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Delaware Ivy Wilshire Global Allocation Fund (one of the funds constituting Ivy Funds, referred to hereafter as the “Fund”) as of June 30, 2022, the related consolidated statement of operations for the year ended June 30, 2022, the consolidated statements of changes in net assets for each of the two years in the period ended June 30, 2022, including the related notes, and the consolidated financial highlights for each of the two years in the period ended June 30, 2022 (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2022 and the financial highlights for each of the two years in the period ended June 30, 2022, in conformity with accounting principles generally accepted in the United States of America.

The consolidated financial statements of the Fund as of and for the year ended June 30, 2020 and the consolidated financial highlights for each of the periods ended on or prior to June 30, 2020 (not presented herein, other than the consolidated financial highlights) were audited by other auditors, whose report dated August 14, 2020, expressed an unqualified opinion on those consolidated financial statements and consolidated financial highlights.

Basis for Opinion

These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of June 30, 2022 by correspondence with the custodian, transfer agents, portfolio company investees and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
August 23, 2022

We have served as the auditor of one or more investment companies in Delaware Funds by Macquarie® since 2010.

Other Fund information (Unaudited)
Delaware Ivy Wilshire Global Allocation Fund

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated a member of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Fund in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments if, immediately after the acquisition, the Fund would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Fund’s liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Fund primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 17-19, 2022, the Program Administrator provided the required written annual report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2021 through March 31, 2022. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Fund’s liquidity needs. The Fund’s HLIM is set at an appropriate level and the Fund complied with its HLIM at all times during the reporting period.

Other Fund information (Unaudited)
Delaware Ivy Wilshire Global Allocation Fund

Tax Information

The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund.

Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information. All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the year ended June 30, 2022, the Fund reports distributions paid during the year as follows:

(A) Long-Term Capital Gains Distributions (Tax Basis)	51.65%
(B) Ordinary Income Distributions (Tax Basis)*	48.35%
Total Distributions (Tax Basis)	100.00%
(C) Qualifying Dividends[1]	18.04%

(A) and (B) are based on a percentage of the Fund’s total distributions.
(C) is based on the Fund’s ordinary income distributions.
[1]	Qualified dividends represent dividends which qualify for the corporate dividends received deduction.
*	For the fiscal year ended June 30, 2022, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%. The percentage of dividends paid by the Fund from ordinary income reported as qualified income is 35.06%. Complete information will be computed and reported in conjunction with your 2022 Form 1099-DIV.

Board of trustees and officers addendum
Delaware Funds by Macquarie®

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Other
			Number of	Principal	Directorships
Name,	Position(s)		Funds in Fund	Occupation(s)	Held by Trustee
Address,	Held with	Length of Time	Complex Overseen	During the	During the
and Birth Date	the Trust	Served	by Trustee	Past Five Years	Past Five Years
Interested Trustee

Shawn K. Lytle[1]	President,	President and	135	Macquarie Asset	None
100 Independence	Chief Executive	Chief Executive		Management[2]
610 Market Street	Officer,	Officer		(2015–Present)
Philadelphia, PA	and Trustee	since August 2015		-Global Head of
19106-2354				Macquarie Asset
February 1970		Trustee since		Management
		September 2015		(2019–Present)
-Head of Americas of
Macquarie Group
(2017–Present)
-Deputy Global Head of
Macquarie Asset
Management
(2017–2019)
-Head of Macquarie
Asset Management
Americas (2015–2017)

Board of trustees and officers addendum
Delaware Funds by Macquarie®

Other
			Number of	Principal	Directorships
Name,	Position(s)		Funds in Fund	Occupation(s)	Held by Trustee
Address,	Held with	Length of Time	Complex Overseen	During the	During the
and Birth Date	the Trust	Served	by Trustee	Past Five Years	Past Five Years
Independent Trustees

Jerome D.	Trustee	Since January 2019	135	Stonebrook Capital	None
Abernathy[3]				Management, LLC
100 Independence				(financial
610 Market Street				technology: macro
Philadelphia, PA				factors and databases)
19106-2354				-Managing Member
July 1959				(1993-Present)

Thomas L. Bennett[3]	Chair and Trustee	Trustee since March	135	Private Investor	None
100 Independence		2005		(2004–Present)
610 Market Street
Philadelphia, PA		Chair since March
19106-2354		2015
October 1947

Ann D. Borowiec[3]	Trustee	Since March 2015	135	J.P. Morgan Chase & Co.	Banco Santander International
100 Independence				(1987-2013)	(2016–2019)
610 Market Street				-Chief Executive Officer,	Santander Bank, N.A.
Philadelphia, PA				Private Wealth	(2016-2019)
19106-2354				Management
November 1958				(2011–2013)

Other
			Number of	Principal	Directorships
Name,	Position(s)		Funds in Fund	Occupation(s)	Held by Trustee
Address,	Held with	Length of Time	Complex Overseen	During the	During the
and Birth Date	the Trust	Served	by Trustee	Past Five Years	Past Five Years

Joseph W. Chow[3]	Trustee	Since January 2013	135	Private Investor	None
100 Independence				(2011–Present)
610 Market Street
Philadelphia, PA
19106-2354
January 1953

H. Jeffrey Dobbs	Trustee	Since April 2019	135	KPMG LLP	TechAccel LLC
100 Independence				(2010-2015)	(2015–Present)
610 Market Street				-Global Sector Chairman,	PatientsVoices, Inc.
Philadelphia, PA				Industrial Manufacturing	(2018–Present)
19106-2354				(2010-2015)	Valparaiso University Board
May 1955					(2012-Present)
Ivy Funds Complex (2019-2021)

Board of trustees and officers addendum
Delaware Funds by Macquarie®

Other
			Number of	Principal	Directorships
Name,	Position(s)		Funds in Fund	Occupation(s)	Held by Trustee
Address,	Held with	Length of Time	Complex Overseen	During the	During the
and Birth Date	the Trust	Served	by Trustee	Past Five Years	Past Five Years

John A. Fry[3]	Trustee	Since January 2001	135	Drexel University	Federal Reserve
100 Independence				-President	Bank of Philadelphia
610 Market Street				(August 2010–Present)	(2020–Present)
Philadelphia, PA					FS Credit Real Estate Income
19106-2354					Trust, Inc. (2018–Present)
May 1960					vTv Therapeutics Inc.
(2017–Present)
Community Health Systems
(2004–Present)
Drexel Morgan & Co.
(2015–2019)

Other
			Number of	Principal	Directorships
Name,	Position(s)		Funds in Fund	Occupation(s)	Held by Trustee
Address,	Held with	Length of Time	Complex Overseen	During the	During the
and Birth Date	the Trust	Served	by Trustee	Past Five Years	Past Five Years

Joseph Harroz, Jr.	Trustee	Since November 1998	135	University of Oklahoma	OU Medicine, Inc.
100 Independence				-President	(2020–Present)
610 Market Street				(2020–Present)	Big 12 Athletic Conference
Philadelphia, PA				-Interim President	(2019-Present)
19106-2354				(2019–2020)	Valliance Bank
January 1967				-Vice President and	(2007–Present)
				Dean, College of Law	Ivy Funds
				(2010–2019)	(1998-2021)
Brookhaven Investments
LLC (commercial
enterprises)
-Managing Member
(2019–Present)
St. Clair, LLC
(commercial enterprises)
-Managing Member
(2019–Present)

Board of trustees and officers addendum
Delaware Funds by Macquarie®

Other
			Number of	Principal	Directorships
Name,	Position(s)		Funds in Fund	Occupation(s)	Held by Trustee
Address,	Held with	Length of Time	Complex Overseen	During the	During the
and Birth Date	the Trust	Served	by Trustee	Past Five Years	Past Five Years

Sandra A.J.	Trustee	Since April 2019	135	Children’s Mercy	Brixmor Property Group Inc.
Lawrence				Hospitals and Clinics	(2021-Present)
100 Independence				(2005–2019)	Sera Prognostics Inc.
610 Market Street				-Chief Administrative	(biotechnology) (2021-Present)
Philadelphia, PA				Officer	Recology (resource recovery)
19106-2354				(2016–2019)	(2021-Present)
September 1957					Evergy, Inc., Kansas City Power
& Light Company, KCP&L
Greater Missouri Operations
Company, Westar Energy, Inc.
and Kansas Gas and Electric
Company (related utility
companies) (2018-Present)
National Association of Corporate
Directors (2017-Present)
Ivy Funds Complex (2019-2021)
American Shared Hospital
Services (medical device)
(2017-2021)
Ivy NextShares (2019)
Westar Energy (utility)
(2004-2018)

Other
			Number of	Principal	Directorships
Name,	Position(s)		Funds in Fund	Occupation(s)	Held by Trustee
Address,	Held with	Length of Time	Complex Overseen	During the	During the
and Birth Date	the Trust	Served	by Trustee	Past Five Years	Past Five Years

Frances A.	Trustee	Since September	135	Banco Itaú International	Florida Chapter of National
Sevilla-Sacasa[3]		2011		-Chief Executive Officer	Association of Corporate
100 Independence				(2012–2016)	Directors (2021-Present)
610 Market Street					Callon Petroleum Company
Philadelphia, PA					(2019-Present)
19106-2354					Camden Property Trust
January 1956					(2011-Present)
New Senior Investment
Group Inc. (2021)
Carrizo Oil & Gas, Inc.
(2018-2019)

Thomas K.	Trustee	Since January 2013	135	PNC Financial Services	HSBC USA Inc.
Whitford[3]				Group (1983–2013)	(2014–Present)
100 Independence				-Vice Chairman	HSBC North America
610 Market Street				(2009-2013)	Holdings Inc.
Philadelphia, PA					(2013–Present)
19106-2354					HSBC Finance Corporation
March 1956					(2013–2018)

Board of trustees and officers addendum
Delaware Funds by Macquarie®

Other
			Number of	Principal	Directorships
Name,	Position(s)		Funds in Fund	Occupation(s)	Held by Trustee
Address,	Held with	Length of Time	Complex Overseen	During the	During the
and Birth Date	the Trust	Served	by Trustee	Past Five Years	Past Five Years

Christianna Wood[3]	Trustee	Since January 2019	135	Gore Creek	The Merger Fund
100 Independence				Capital, Ltd.	(2013–2021),
610 Market Street				-Chief Executive Officer	The Merger Fund VL
Philadelphia, PA				and President	(2013–2021),
19106-2354				(2009–Present)	WCM Alternatives: Event-Driven
August 1959					Fund (2013–2021),
and WCM Alternatives: Credit
Event Fund (2017–2021)
Grange Insurance
(2013–Present)
H&R Block Corporation
(2008–Present)

Other
			Number of	Principal	Directorships
Name,	Position(s)		Funds in Fund	Occupation(s)	Held by Trustee
Address,	Held with	Length of Time	Complex Overseen	During the	During the
and Birth Date	the Trust	Served	by Trustee	Past Five Years	Past Five Years

Janet L. Yeomans[3]	Trustee	Since April 1999	135	3M Company	Okabena Company (2009–2017)
100 Independence				(1995-2012)
610 Market Street				-Vice President and
Philadelphia, PA				Treasurer (2006–2012)
19106-2354
July 1948

Officers

David F. Connor	Senior Vice President,	Senior Vice President,	135	David F. Connor has	None[4]
100 Independence	General Counsel, and	since May 2013;		served in various
610 Market Street	Secretary	General Counsel		capacities at different
Philadelphia, PA		since May 2015;		times at Macquarie Asset
19106-2354		Secretary since		Management.
December 1963		October 2005

Daniel V. Geatens	Senior Vice President	Senior Vice President	135	Daniel V. Geatens has	None[4]
100 Independence	and Treasurer	and Treasurer since		served in various
610 Market Street		October 2007		capacities at different
Philadelphia, PA				times at Macquarie Asset
19106-2354				Management.
October 1972

Board of trustees and officers addendum
Delaware Funds by Macquarie®

Other
			Number of	Principal	Directorships
Name,	Position(s)		Funds in Fund	Occupation(s)	Held by Trustee
Address,	Held with	Length of Time	Complex Overseen	During the	During the
and Birth Date	the Trust	Served	by Trustee	Past Five Years	Past Five Years

Richard Salus	Senior Vice President	Senior Vice President	135	Richard Salus has	None
100 Independence	and Chief Financial	and Chief Financial		served in various
610 Market Street	Officer	Officer since		capacities at different
Philadelphia, PA		November 2006		times at Macquarie Asset
19106-2354				Management.
October 1963

[1]

Shawn K. Lytle is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor. Mr. Lytle was appointed as Trustee of the Trust effective April 30, 2021.

[2]

Macquarie Asset Management is the marketing name for Macquarie Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

[3]	Messrs. Abernathy, Bennett, Chow, Fry, Whitford, and Mss. Borowiec, Sevilla-Sacasa, Wood, Yeomans were appointed as Trustees of the Trust effective April 30, 2021.
[4]

David F. Connor and Daniel V. Geatens serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant. Mr. Geatens also serves as the Chief Financial Officer of the Optimum Fund Trust and he is the Chief Financial Officer and Treasurer for Macquarie Global Infrastructure Total Return Fund Inc.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

About the organization

Board of trustees
Shawn K. Lytle	Ann D. Borowiec	John A. Fry	Frances A.
President and	Former Chief Executive	President	Sevilla-Sacasa
Chief Executive Officer	Officer	Drexel University	Former Chief Executive
Delaware Funds	Private Wealth Management		Officer
by Macquarie®	J.P. Morgan Chase & Co.	Joseph Harroz, Jr.	Banco Itaú International
President
Jerome D. Abernathy	Joseph W. Chow	University of Oklahoma	Thomas K. Whitford
Managing Member	Private Investor		Former Vice Chairman
Stonebrook Capital		Sandra A.J. Lawrence	PNC Financial Services
Management, LLC	H. Jeffrey Dobbs	Former Chief Administrative	Group
	Former Global Sector	Officer
Thomas L. Bennett	Chairman	Children's Mercy Hospitals	Christianna Wood
Chairman of the Board	Industrial Manufacturing,	and Clinics	Chief Executive Officer
Delaware Funds	KPMG, LLP		and President
by Macquarie			Gore Creek Capital, Ltd.
Private Investor
Janet L. Yeomans
Former Vice President and
Treasurer
3M Company

Affiliated officers
David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Senior Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie

This annual report is for the information of Delaware Ivy Wilshire Global Allocation Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Funds by Macquarie® Internet Web site at www.delawarefunds.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

a. An understanding of generally accepted accounting principles and financial statements;

b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

d. An understanding of internal controls and procedures for financial reporting; and

e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d. Other relevant experience.

The registrant’s Board of Trustees has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

H. Jeffrey Dobbs
John A. Fry
Sandra A.J. Lawrence
Frances Sevilla-Sacasa, Chair

Item 4. Principal Accountant Fees and Services

(a) Audit fees.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $46,784 for the fiscal year ended June 30, 2022.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $42,921 for the fiscal year ended June 30, 2021.

(b) Audit-related fees.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended June 30, 2022.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $2,050,189 for the registrant’s fiscal year ended June 30, 2022. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures; group reporting and subsidiary statutory audits.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended June 30, 2021. These audit-related services were related to the review of Form N-1A.

(c) Tax fees.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $10,968 for the fiscal year ended June 30, 2022. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended June 30, 2022.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $21,680 for the fiscal year ended June 30, 2021. These tax-related services were related to the review of the registrant’s tax returns.

(d) All other fees.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended June 30, 2022.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended June 30, 2022. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $9,388 for the fiscal year ended June 30, 2021.

(e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Funds by Macquarie®.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $50,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate

Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $10,812,067 and $119,218 for the registrant’s fiscal years ended June 30, 2022 and June 30, 2021, respectively.

(h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d15( b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

IVY FUNDS

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	September 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	September 6, 2022

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	September 6, 2022